Schedule of Investments (unaudited)
December 31, 2021
BATS: Series S Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities
AGL CLO 3 Ltd., Series 2020-3A, Class A, (3 mo. LIBOR US + 1.30%), 1.42%, 01/15/33(a)(b)	USD	250	$ 250,074
American Express Credit Account Master Trust, Series 2021-1, Class A, 0.90%, 11/15/26		3,660	3,630,288
AmeriCredit Automobile Receivables Trust
Series 2021-1, Class A3, 0.37%, 08/18/25		1,650	1,644,538
Series 2021-3, Class A3, 0.76%, 08/18/26		1,400	1,392,145
Anchorage Capital CLO 7 Ltd., Series 2015-7A, Class AR2, (3 mo. LIBOR US + 1.09%), 1.23%, 01/28/31(a)(b)		470	469,904
Arbor Realty Commercial Real Estate Notes Ltd., Series 2021-FL2, Class A, (1 mo. LIBOR US + 1.10%), 1.21%, 05/15/36(a)(b)		500	499,030
ARI Fleet Lease Trust, Series 2020-A, Class A3, 1.80%, 08/15/28(a)		210	211,886
Atrium XIII, Series 13A, Class B, (3 mo. LIBOR US + 1.50%), 1.62%, 11/21/30(a)(b)		800	795,052
Benefit Street Partners CLO III Ltd., Series 2013-IIIA, Class A1R2, (3 mo. LIBOR US + 1.00%), 1.13%, 07/20/29(a)(b)		1,140	1,138,956
Benefit Street Partners CLO VIII Ltd., Series 2015-8A, Class A1AR, (3 mo. LIBOR US + 1.10%), 1.23%, 01/20/31(a)(b)		500	499,874
Birch Grove CLO 2 Ltd., Series 2021-2A, Class B, (3 mo. LIBOR US + 1.75%), 1.86%, 10/19/34(a)(b)		250	249,088
BlueMountain CLO XXIX Ltd., Series 2020-29A, Class BR, (3 mo. LIBOR US + 1.75%), 1.87%, 07/25/34(a)(b)		250	250,000
BMW Vehicle Lease Trust, Series 2021-1, Class A2, 0.20%, 03/27/23		1,545	1,544,431
BMW Vehicle Owner Trust, Series 2019-A, Class A4, 1.95%, 01/26/26		1,290	1,307,329
CarMax Auto Owner Trust
Series 2021-1, Class A3, 0.34%, 12/15/25		1,220	1,209,241
Series 2021-2, Class A3, 0.52%, 02/17/26		910	904,789
Cedar Funding VII CLO Ltd.
Series 2018-7A, Class A1, (3 mo. LIBOR US + 1.00%), 1.13%, 01/20/31(a)(b)		1,500	1,498,804
Series 2018-7A, Class A2, (3 mo. LIBOR US + 1.13%), 1.26%, 01/20/31(a)(b)		875	865,809
CIFC Funding Ltd., Series 2014-3A, Class A1R2, (3 mo. LIBOR US + 1.20%), 1.33%, 10/22/31(a)(b)		1,000	999,302
CNH Equipment Trust, Series 2019-B, Class A3, 2.52%, 08/15/24		1,134	1,142,903
College Ave Student Loans LLC
Series 2021-B, Class A1, (1 mo. LIBOR US + 0.80%), 0.90%, 06/25/52(a)(b)		281	280,765
Series 2021-C, Class B, 2.72%, 07/26/55(a)		100	100,327
Credit Acceptance Auto Loan Trust
Series 2019-3A, Class A, 2.38%, 11/15/28(a)		530	534,482
Series 2020-1A, Class A, 2.01%, 02/15/29(a)		1,310	1,320,356
Series 2020-2A, Class A, 1.37%, 07/16/29(a)		250	250,804
Series 2021-2A, Class A, 0.96%, 02/15/30(a)		970	964,193
Diameter Capital CLO 2 Ltd., Series 2021-2A, Class A2, (3 mo. LIBOR US + 1.75%), 1.87%, 10/15/36(a)(b)		250	249,632
Discover Card Execution Notes Trust, Series 2017-A5, Class A5, (1 mo. LIBOR US + 0.60%), 0.71%, 12/15/26(b)		925	934,618
Donlen Fleet Lease Funding 2 LLC, Series 2021-2, Class A2, 0.56%, 12/11/34(a)		1,120	1,113,477
Security		Par (000)	Value
Asset-Backed Securities (continued)
Drive Auto Receivables Trust
Series 2021-1, Class A3, 0.44%, 11/15/24	USD	720	$ 719,198
Series 2021-3, Class A3, 0.79%, 10/15/25		1,400	1,396,808
Dryden 43 Senior Loan Fund, Series 2016-43A, Class AR2, (3 mo. LIBOR US + 1.04%), 1.17%, 04/20/34(a)(b)		1,000	995,220
EDvestinU Private Education Loan Issue No. 3 LLC, Series 2021-A, Class A, 1.80%, 11/25/45(a)		101	99,281
Enterprise Fleet Financing LLC
Series 2019-1, Class A2, 2.98%, 10/20/24(a)		219	219,187
Series 2020-1, Class A2, 1.78%, 12/22/25(a)		917	924,025
Enterprise Fleet Funding LLC, Series 2021-1, Class A2, 0.44%, 12/21/26(a)		1,042	1,036,352
Fairstone Financial Issuance Trust, Series 2020-1A, Class A, 2.51%, 10/20/39(a)	CAD	510	403,275
Ford Credit Auto Owner Trust, Series 2021-A, Class A3, 0.30%, 08/15/25	USD	550	546,359
FS Rialto Issuer Ltd., Series 2021-FL2, Class A, (1 mo. LIBOR US + 1.22%), 1.33%, 04/16/28(a)(b)		310	309,479
Galaxy XIX CLO Ltd., Series 2015-19A, Class A2RR, (3 mo. LIBOR US + 1.40%), 1.52%, 07/24/30(a)(b)		250	249,051
Generate CLO 2 Ltd., Series 2A, Class AR, (3 mo. LIBOR US + 1.15%), 1.28%, 01/22/31(a)(b)		1,500	1,499,996
GoodLeap Sustainable Home Solutions Trust
Series 2021-4GS, Class A, 1.93%, 07/20/48(a)		246	240,745
Series 2021-5CS, Class A, 2.31%, 10/20/48(a)		155	154,525
Honda Auto Receivables Owner Trust
Series 2019-3, Class A4, 1.85%, 08/15/25		790	799,225
Series 2019-4, Class A4, 1.87%, 01/20/26		500	506,994
Series 2020-1, Class A4, 1.63%, 10/21/26		900	909,301
Series 2021-1, Class A3, 0.27%, 04/21/25		1,030	1,024,484
Hyundai Auto Receivables Trust, Series 2021-C, Class A3, 0.74%, 05/15/26		700	695,182
Jamestown CLO XVI Ltd., Series 2021-16A, Class B, (3 mo. LIBOR US + 1.80%), 1.93%, 07/25/34(a)(b)		250	249,997
John Deere Owner Trust, Series 2021-A, Class A2, 0.20%, 12/15/23		1,718	1,716,648
Lendmark Funding Trust, Series 2021-1A, Class A, 1.90%, 11/20/31(a)		330	326,368
LoanCore Issuer Ltd., Series 2021-CRE5, Class A, (1 mo. LIBOR US + 1.30%), 1.41%, 07/15/36(a)(b)		220	219,943
Mariner Finance Issuance Trust
Series 2020-AA, Class A, 2.19%, 08/21/34(a)		284	285,872
Series 2021-AA, Class A, 1.86%, 03/20/36(a)		140	137,610
Mill City Mortgage Loan Trust, Series 2016-1, Class A1, 2.50%, 04/25/57(a)(b)		19	19,323
Navient Private Education Loan Trust, Series 2020-IA, Class A1A, 1.33%, 04/15/69(a)		1,233	1,214,601
Navient Private Education Refi Loan Trust
Series 2019-CA, Class A2, 3.13%, 02/15/68(a)		482	491,849
Series 2019-GA, Class A, 2.40%, 10/15/68(a)		164	166,370
Series 2020-A, Class A2B, (1 mo. LIBOR US + 0.90%), 1.01%, 11/15/68(a)(b)		1,960	1,973,256
Series 2020-DA, Class A, 1.69%, 05/15/69(a)		712	712,595
Series 2020-FA, Class A, 1.22%, 07/15/69(a)		994	991,991
Series 2021-A, Class A, 0.84%, 05/15/69(a)		114	112,233
Series 2021-BA, Class A, 0.94%, 07/15/69(a)		646	638,984
Series 2021-DA, Class A, (Prime Rate + (1.99)%), 1.26%, 04/15/60(a)(b)		642	640,997
Nelnet Student Loan Trust
Series 2021-A, Class APT2, 1.36%, 04/20/62(a)		964	945,152

Schedule of Investments (unaudited)  (continued)
December 31, 2021
BATS: Series S Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Nelnet Student Loan Trust
Series 2021-CA, Class AFL, (1 mo. LIBOR US + 0.74%), 0.84%, 04/20/62(a)(b)	USD	727	$ 728,768
OCP CLO Ltd., Series 2020-19A, Class BR, (3 mo. LIBOR US + 1.70%), 1.83%, 10/20/34(a)(b)		250	249,707
Octagon 56 Ltd., Series 2021-1A, Class B, (3 mo. LIBOR US + 1.65%), 1.77%, 10/15/34(a)(b)		300	298,922
OneMain Direct Auto Receivables Trust, Series 2021-1A, Class A, 0.87%, 07/14/28(a)		1,990	1,964,303
OZLM XXII Ltd., Series 2018-22A, Class A2, (3 mo. LIBOR US + 1.50%), 1.62%, 01/17/31(a)(b)		250	248,026
Palmer Square CLO Ltd.
Series 2014-1A, Class A1R2, (3 mo. LIBOR US + 1.13%), 1.25%, 01/17/31(a)(b)		1,250	1,250,069
Series 2018-2A, Class A1A, (3 mo. LIBOR US + 1.10%), 1.22%, 07/16/31(a)(b)		250	250,005
Park Avenue Institutional Advisers CLO Ltd., Series 2018-1A, Class A1AR, (3 mo. LIBOR US + 1.00%), 1.13%, 10/20/31(a)(b)		750	749,537
PFS Financing Corp.
Series 2020-A, Class A, 1.27%, 06/15/25(a)		1,000	1,004,062
Series 2020-B, Class A, 1.21%, 06/15/24(a)		930	933,012
Series 2020-F, Class A, 0.93%, 08/15/24(a)		153	153,358
Series 2020-G, Class A, 0.97%, 02/15/26(a)		370	367,889
Series 2021-A, Class A, 0.71%, 04/15/26(a)		230	226,748
Pikes Peak CLO 8, Series 2021-8A, Class B, (3 mo. LIBOR US + 1.75%), 1.90%, 07/20/34(a)(b)		250	249,998
Prodigy Finance DAC, Series 2021-1A, Class A, (1 mo. LIBOR US + 1.25%), 1.35%, 07/25/51(a)(b)		199	198,626
Progress Residential Trust, Series 2021-SFR10, Class A, 2.39%, 12/17/38(a)		527	530,056
Regional Management Issuance Trust, Series 2021-2, Class A, 1.90%, 08/15/33(a)		421	412,256
Santander Drive Auto Receivables Trust
Series 2021-1, Class A3, 0.32%, 09/16/24		1,750	1,749,917
Series 2021-4, Class A3, 0.51%, 08/15/25		564	561,934
SLM Student Loan Trust, Series 2013-4, Class A, (1 mo. LIBOR US + 0.55%), 0.65%, 06/25/43(b)		216	215,015
SMB Private Education Loan Trust
Series 2016-A, Class A2B, (1 mo. LIBOR US + 1.50%), 1.61%, 05/15/31(a)(b)		708	714,456
Series 2017-A, Class A2B, (1 mo. LIBOR US + 0.90%), 1.01%, 09/15/34(a)(b)		1,624	1,631,824
Series 2019-B, Class A2B, (1 mo. LIBOR US + 1.00%), 1.11%, 06/15/37(a)(b)		1,158	1,169,096
Series 2021-A, Class APL, 0.00%, 01/15/53(a)		1,711	1,709,737
SoFi Professional Loan Program LLC
Series 2015-D, Class A2, 2.72%, 10/27/36(a)		99	99,592
Series 2016-A, Class A2, 2.76%, 12/26/36(a)		298	298,823
Series 2016-C, Class A2B, 2.36%, 12/27/32(a)		13	12,753
Series 2016-D, Class A2B, 2.34%, 04/25/33(a)		21	21,675
Series 2016-E, Class A2B, 2.49%, 01/25/36(a)		25	24,791
SoFi Professional Loan Program Trust
Series 2020-A, Class A2FX, 2.54%, 05/15/46(a)		376	383,084
Series 2020-C, Class AFX, 1.95%, 02/15/46(a)		473	476,535
TICP CLO VI Ltd., Series 2016-6A, Class AR2, (3 mo. LIBOR US + 1.12%), 1.24%, 01/15/34(a)(b)		1,000	1,000,455
Towd Point Mortgage Trust, Series 2016-3, Class A1, 2.25%, 04/25/56(a)(b)		18	18,360
Toyota Auto Receivables Owner Trust, Series 2020-C, Class A4, 0.57%, 10/15/25		2,500	2,476,405
Security		Par (000)	Value
Asset-Backed Securities (continued)
Toyota Lease Owner Trust, Series 2021-A, Class A2, 0.27%, 09/20/23(a)	USD	528	$ 526,964
Verizon Owner Trust, Series 2020-A, Class A1A, 1.85%, 07/22/24		620	624,653
Volkswagen Auto Loan Enhanced Trust, Series 2021-1, Class A3, 1.02%, 06/22/26		1,223	1,222,916
Voya CLO Ltd., Series 2018-3A, Class A1A, (3 mo. LIBOR US + 1.15%), 1.27%, 10/15/31(a)(b)		1,000	999,998
Westlake Automobile Receivables Trust, Series 2021-1A, Class A2A, 0.39%, 10/15/24(a)		943	941,995
Total Asset-Backed Securities — 21.6% (Cost: $76,591,929)			76,520,893
Corporate Bonds
Aerospace & Defense — 0.2%
Boeing Co.
2.80%, 03/01/23		450	457,976
2.20%, 02/04/26		200	199,952
Raytheon Technologies Corp., 3.65%, 08/16/23		30	31,190
			689,118
Automobiles — 0.7%
Daimler Finance North America LLC, 1.45%, 03/02/26(a)		315	311,849
Daimler Trucks Finance North America LLC, 2.00%, 12/14/26(a)		150	150,640
Nissan Motor Co. Ltd., 3.52%, 09/17/25(a)		1,945	2,038,708
			2,501,197
Banks — 7.6%
Banco de Credito del Peru, 3.13%, 07/01/30(a)		169	166,972
Banco Inbursa SA Institucion De Banca Multiple Grupo Financiero Inbursa, 4.13%, 06/06/24(a)		161	167,621
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 5.95%, 10/01/28(a)		212	222,507
Banco Santander SA, 2.75%, 05/28/25		600	620,154
Bank Leumi Le-Israel BM, 3.28%, 01/29/31(a)(c)		200	200,125
Bank of America Corp.
3.55%, 03/05/24		750	772,292
0.98%, 09/25/25		1,600	1,580,572
1.53%, 12/06/25		1,610	1,612,624
1.20%, 10/24/26		770	754,632
1.73%, 07/22/27		745	739,574
Barclays PLC
1.01%, 12/10/24		1,200	1,191,245
3.65%, 03/16/25		540	570,350
BPCE SA, 2.05%, 10/19/27(a)		295	292,465
Citigroup, Inc.
2.88%, 07/24/23		1,975	1,998,712
3.11%, 04/08/26		1,900	1,991,821
1.46%, 06/09/27		535	525,874
Cooperatieve Rabobank UA, 1.34%, 06/24/26(a)		270	266,120
Credit Agricole SA, 1.25%, 01/26/27(a)		650	632,489
Danske Bank A/S, 1.62%, 09/11/26(a)		805	793,079
Discover Bank, 2.45%, 09/12/24		250	255,892
DNB Bank ASA, 1.13%, 09/16/26(a)		525	513,640
ING Groep NV, 1.73%, 04/01/27		280	278,119
JPMorgan Chase & Co.
3.80%, 07/23/24		632	658,655
4.02%, 12/05/24		1,975	2,082,375
2.30%, 10/15/25		940	961,345

Schedule of Investments (unaudited)  (continued)
December 31, 2021
BATS: Series S Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Banks (continued)
JPMorgan Chase & Co.
2.08%, 04/22/26	USD	241	$ 244,607
1.58%, 04/22/27		300	296,464
Lloyds Banking Group PLC, 3.00%, 01/11/22		420	420,221
Mitsubishi UFJ Financial Group, Inc., 1.41%, 07/17/25		965	959,633
Mizuho Financial Group, Inc., 1.23%, 05/22/27		200	193,907
NatWest Group PLC
3.88%, 09/12/23		305	318,038
2.36%, 05/22/24		645	655,297
1.64%, 06/14/27		595	586,840
NatWest Markets PLC, 1.60%, 09/29/26(a)		650	639,356
Nordea Bank Abp, 1.50%, 09/30/26(a)		400	393,094
Standard Chartered PLC, 0.99%, 01/12/25(a)		535	528,959
Sumitomo Mitsui Financial Group, Inc., 0.95%, 01/12/26		825	801,298
UniCredit SpA, 2.57%, 09/22/26(a)		570	568,896
Wells Fargo & Co., 3.00%, 02/19/25		500	522,002
			26,977,866
Beverages — 0.0%
Anadolu Efes Biracilik Ve Malt Sanayii AS, 3.38%, 06/29/28(a)		200	193,750
Biotechnology — 0.6%
AbbVie, Inc., 2.60%, 11/21/24		1,960	2,033,760
Capital Markets — 2.8%
Blackstone Private Credit Fund, 3.25%, 03/15/27(a)		800	808,263
Credit Suisse AG, 2.95%, 04/09/25		1,000	1,046,734
Credit Suisse Group AG
3.57%, 01/09/23(a)		625	625,176
2.59%, 09/11/25(a)		640	653,538
Deutsche Bank AG, 1.45%, 04/01/25		345	342,858
Goldman Sachs Group, Inc.
4.00%, 03/03/24		600	636,162
0.66%, 09/10/24		400	396,643
3.50%, 01/23/25		450	474,408
Series VAR, 1.09%, 12/09/26		500	487,229
Morgan Stanley
3.13%, 01/23/23		170	174,305
0.79%, 05/30/25		500	493,466
2.72%, 07/22/25		1,000	1,030,496
UBS Group AG
2.65%, 02/01/22(a)		200	200,350
3.49%, 05/23/23(a)		765	772,741
2.86%, 08/15/23(a)		1,100	1,113,187
1.01%, 07/30/24(a)		645	642,941
			9,898,497
Chemicals — 0.6%
DuPont de Nemours, Inc., 4.21%, 11/15/23		1,030	1,089,195
International Flavors & Fragrances, Inc., 1.23%, 10/01/25(a)		455	444,950
LYB International Finance III LLC, 1.25%, 10/01/25		491	482,689
			2,016,834
Commercial Services & Supplies — 0.1%
Republic Services, Inc., 0.88%, 11/15/25		365	354,751
Consumer Finance — 1.2%
Capital One Financial Corp.
3.90%, 01/29/24		400	420,931
1.34%, 12/06/24		1,360	1,368,218
3.20%, 02/05/25		400	419,129
Ford Motor Credit Co. LLC, 5.58%, 03/18/24		500	538,750
Security		Par (000)	Value
Consumer Finance (continued)
General Motors Financial Co., Inc.
1.20%, 10/15/24	USD	405	$ 402,022
2.90%, 02/26/25		600	620,336
Hyundai Capital America, 1.65%, 09/17/26(a)		415	406,742
Synchrony Financial, 2.85%, 07/25/22		280	282,853
			4,458,981
Containers & Packaging — 0.0%
WRKCo, Inc., 3.75%, 03/15/25		70	74,578
Diversified Financial Services — 0.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.50%, 05/26/22		370	373,271
2.88%, 08/14/24		250	257,141
3.50%, 01/15/25		450	469,744
2.45%, 10/29/26		510	514,182
Aviation Capital Group LLC, 1.95%, 09/20/26(a)		640	621,622
LSEGA Financing PLC, 1.38%, 04/06/26(a)		500	490,055
			2,726,015
Diversified Telecommunication Services — 0.6%
AT&T Inc., 1.70%, 03/25/26		1,115	1,109,241
Verizon Communications, Inc.
3.88%, 02/08/29		195	216,094
1.75%, 01/20/31		700	662,518
			1,987,853
Electric Utilities — 1.4%
Adani Electricity Mumbai Ltd., 3.95%, 02/12/30(a)		200	197,475
AES Panama Generation Holdings SRL, 4.38%, 05/31/30(a)		200	208,038
Enel Finance International NV, 1.38%, 07/12/26(a)		570	555,077
FirstEnergy Corp., Series A, 3.35%, 07/15/22		159	159,493
ITC Holdings Corp., 2.70%, 11/15/22		85	86,319
Kallpa Generacion SA, 4.13%, 08/16/27(a)		200	207,475
NextEra Energy Capital Holdings, Inc., 1.88%, 01/15/27		890	895,278
Pacific Gas & Electric Co.
1.37%, 03/10/23		2,520	2,504,266
3.45%, 07/01/25		255	264,476
			5,077,897
Energy Equipment & Services — 0.2%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 2.77%, 12/15/22		225	229,469
Halliburton Co., 3.50%, 08/01/23		47	48,522
Schlumberger Finance Canada Ltd., 1.40%, 09/17/25		360	358,666
			636,657
Equity Real Estate Investment Trusts (REITs) — 1.4%
American Tower Corp.
2.25%, 01/15/22		140	140,075
3.00%, 06/15/23		82	84,311
2.40%, 03/15/25		1,405	1,442,674
Cibanco SA Ibm/PLA Administradora Industrial S de RL de CV, 4.96%, 07/18/29(a)		200	215,912
Crown Castle International Corp.
3.20%, 09/01/24		185	193,084
1.35%, 07/15/25		1,050	1,035,787
Equinix, Inc.
2.63%, 11/18/24		300	309,111
1.25%, 07/15/25		1,475	1,448,652
Healthpeak Properties, Inc., 1.35%, 02/01/27		220	214,088
			5,083,694

Schedule of Investments (unaudited)  (continued)
December 31, 2021
BATS: Series S Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Food & Staples Retailing — 0.2%
7-Eleven, Inc., 0.95%, 02/10/26(a)	USD	125	$ 121,041
CVS Health Corp., 1.30%, 08/21/27		610	591,347
			712,388
Food Products — 0.1%
Grupo Bimbo SAB de CV, 4.00%, 09/06/49(a)		200	215,350
Health Care Providers & Services — 0.5%
Anthem, Inc.
2.95%, 12/01/22		50	50,974
2.38%, 01/15/25		1,220	1,258,017
HCA, Inc., 5.25%, 04/15/25		400	442,482
PeaceHealth Obligated Group, Series 2020, 1.38%, 11/15/25		114	113,247
			1,864,720
Household Durables — 0.1%
DR Horton, Inc., 1.30%, 10/15/26		245	239,234
Industrial Conglomerates — 0.1%
Roper Technologies, Inc., 1.00%, 09/15/25		465	454,313
Interactive Media & Services — 0.1%
Baidu, Inc., 2.88%, 07/06/22		300	302,481
IT Services — 0.6%
Fidelity National Information Services, Inc., 1.15%, 03/01/26		380	370,148
Fiserv, Inc., 2.75%, 07/01/24		1,635	1,691,118
Global Payments, Inc., 2.15%, 01/15/27		215	215,855
			2,277,121
Media — 0.6%
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.91%, 07/23/25		1,155	1,271,780
ViacomCBS, Inc., 3.88%, 04/01/24		900	947,636
			2,219,416
Metals & Mining — 0.2%
Antofagasta PLC, 2.38%, 10/14/30(a)		200	190,038
GUSAP III LP, 4.25%, 01/21/30(a)		200	211,912
Metalloinvest Finance DAC, 3.38%, 10/22/28(a)		228	225,310
Nucor Corp., 2.00%, 06/01/25		90	91,766
Steel Dynamics, Inc., 2.40%, 06/15/25		25	25,577
Vale Overseas Ltd.
3.75%, 07/08/30		29	29,966
6.88%, 11/10/39		22	29,512
			804,081
Multi-Utilities — 0.6%
Alliant Energy Finance LLC, 3.75%, 06/15/23(a)		245	253,774
ONE Gas, Inc., 1.10%, 03/11/24		1,900	1,889,649
			2,143,423
Oil, Gas & Consumable Fuels — 1.9%
Canadian Natural Resources Ltd., 2.95%, 01/15/23		125	127,380
Diamondback Energy, Inc., 2.88%, 12/01/24		655	679,506
Enbridge, Inc., 2.90%, 07/15/22		225	227,222
Energy Transfer LP
3.60%, 02/01/23		150	152,910
4.50%, 04/15/24		500	529,927
2.90%, 05/15/25		360	371,892
Galaxy Pipeline Assets BidCo. Ltd., 2.94%, 09/30/40(a)		200	199,000
Kinder Morgan, Inc., 4.30%, 06/01/25		800	864,512
Marathon Petroleum Corp., 4.70%, 05/01/25		235	256,367
MPLX LP, 1.75%, 03/01/26		655	648,410
Phillips 66, 0.90%, 02/15/24		1,590	1,578,198
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Pioneer Natural Resources Co., 1.13%, 01/15/26	USD	310	$ 301,011
Raizen Fuels Finance SA, 5.30%, 01/20/27(a)		200	217,475
Sabine Pass Liquefaction LLC, 5.75%, 05/15/24		500	543,773
			6,697,583
Paper & Forest Products — 0.2%
Celulosa Arauco y Constitucion SA, 4.20%, 01/29/30(a)		200	212,788
Fibria Overseas Finance Ltd., 5.50%, 01/17/27		26	29,092
Inversiones CMPC SA, 4.38%, 04/04/27(a)		200	219,350
Suzano Austria GmbH
5.75%, 07/14/26(a)		200	227,725
3.75%, 01/15/31		29	29,431
			718,386
Professional Services — 0.3%
IHS Markit Ltd., 4.13%, 08/01/23		885	924,825
Road & Rail — 0.6%
Canadian Pacific Railway Co., 1.75%, 12/02/26		245	245,884
Penske Truck Leasing Co. LP/PTL Finance Corp.
2.70%, 03/14/23(a)		505	514,673
1.20%, 11/15/25(a)		830	808,658
SMBC Aviation Capital Finance DAC
1.90%, 10/15/26(a)		570	564,497
2.30%, 06/15/28(a)		200	198,313
			2,332,025
Semiconductors & Semiconductor Equipment — 1.0%
Broadcom, Inc., 3.63%, 10/15/24		1,515	1,602,448
NXP BV/NXP Funding LLC, 4.88%, 03/01/24(a)		1,800	1,935,338
NXP BV/NXP Funding LLC/NXP USA, Inc., 2.70%, 05/01/25(a)		65	67,104
			3,604,890
Software — 0.7%
Oracle Corp., 1.65%, 03/25/26		1,375	1,364,368
VMware, Inc., 1.40%, 08/15/26		1,080	1,061,404
			2,425,772
Tobacco — 0.9%
Altria Group, Inc., 2.35%, 05/06/25		260	266,103
BAT Capital Corp., 2.79%, 09/06/24		700	721,172
BAT International Finance PLC, 1.67%, 03/25/26		2,095	2,056,555
			3,043,830
Trading Companies & Distributors — 0.3%
Air Lease Corp.
2.63%, 07/01/22		650	655,219
2.30%, 02/01/25		240	243,297
1.88%, 08/15/26		285	280,283
			1,178,799
Wireless Telecommunication Services — 0.3%
Bharti Airtel Ltd., 3.25%, 06/03/31(a)		200	202,794
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 4.74%, 03/20/25(a)		325	340,015
T-Mobile USA, Inc., 1.50%, 02/15/26		381	376,353
			919,162
Total Corporate Bonds — 27.5% (Cost: $97,955,008)			97,789,247
Foreign Agency Obligations
Canada — 0.4%
CPPIB Capital, Inc., 0.50%, 09/16/24(a)		1,480	1,461,570

Schedule of Investments (unaudited)  (continued)
December 31, 2021
BATS: Series S Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Chile — 0.0%
Corp Nacional del Cobre de Chile, 3.75%, 01/15/31(a)	USD	200	$ 212,500
Colombia — 0.1%
Transportadora de Gas Internacional SA ESP, 5.55%, 11/01/28(a)		200	220,663
Indonesia — 0.1%
Pertamina Persero PT, 3.10%, 01/21/30(a)		232	236,538
Kuwait — 0.1%
MEGlobal Canada ULC, 5.88%, 05/18/30(a)		288	348,714
Malaysia — 0.1%
Petronas Capital Ltd., 3.50%, 04/21/30(a)		200	216,260
Panama — 0.0%
Banco Nacional de Panama, 2.50%, 08/11/30(a)		200	187,225
Peru — 0.1%
Consorcio Transmantaro SA, 4.70%, 04/16/34(a)		200	220,225
Qatar — 0.0%
Qatar Energy, 3.30%, 07/12/51(a)		200	205,500
Saudi Arabia — 0.2%
SABIC Capital I BV, 2.15%, 09/14/30(c)		232	222,648
Saudi Arabian Oil Co., 2.88%, 04/16/24(a)		220	226,531
Saudi Telecom Co., 3.89%, 05/13/29(a)		210	230,777
			679,956
United Arab Emirates — 0.1%
DAE Funding LLC, 3.38%, 03/20/28(a)		200	201,975
DP World Crescent Ltd., 3.75%, 01/30/30(a)		200	210,937
			412,912
Total Foreign Agency Obligations — 1.2% (Cost: $4,421,299)			4,402,063
Foreign Government Obligations
Chile — 0.1%
Republic of Chile
2.45%, 01/31/31		241	239,464
2.55%, 07/27/33		243	236,241
			475,705
Hungary — 0.1%
Republic of Hungary, 3.13%, 09/21/51(a)		245	241,218
Indonesia — 0.1%
Republic of Indonesia
3.85%, 10/15/30		258	289,411
7.75%, 01/17/38(a)		123	187,214
			476,625
Kazakhstan — 0.1%
Republic of Kazakhstan, 4.88%, 10/14/44(a)		200	245,120
Mexico — 0.2%
United Mexican States
4.75%, 04/27/32		251	283,677
4.60%, 02/10/48		276	293,905
			577,582
Panama — 0.1%
Republic of Panama
3.16%, 01/23/30		231	239,345
4.50%, 04/01/56		222	244,727
			484,072
Security		Par (000)	Value
Peru — 0.1%
Republic of Peru
4.13%, 08/25/27	USD	87	$ 95,390
2.78%, 01/23/31		193	191,649
3.00%, 01/15/34		25	24,875
3.30%, 03/11/41		99	98,845
			410,759
Philippines — 0.1%
Republic of Philippine, 1.65%, 06/10/31		249	240,908
Qatar — 0.1%
State of Qatar, 3.75%, 04/16/30(a)		251	281,622
Romania — 0.1%
Republic of Romania
3.00%, 02/14/31(a)		96	97,277
4.00%, 02/14/51(a)		196	195,490
			292,767
Russian Federation — 0.1%
Republic of Russia
4.38%, 03/21/29(a)		200	220,000
5.10%, 03/28/35(a)		200	235,260
			455,260
Saudi Arabia — 0.1%
Republic of Saudi
5.00%, 04/17/49(a)		200	252,937
3.75%, 01/21/55(a)		200	213,938
			466,875
Uruguay — 0.1%
Republic of Uruguay
4.38%, 01/23/31		83	95,544
5.10%, 06/18/50		76	100,643
			196,187
Total Foreign Government Obligations — 1.4% (Cost: $4,769,532)			4,844,700
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 1.3%
Angel Oak Mortgage Trust, Series 2020-2, Class A1A, 2.53%, 01/26/65(a)(b)		262	262,968
Chase Home Lending Mortgage Trust, Series 2019-ATR2, Class A3, 3.50%, 07/25/49(a)(b)		225	228,383
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-HYB1, Class 2A, 2.67%, 05/20/34(b)		29	30,088
Flagstar Mortgage Trust, Series 2020-1INV, Class A11, (1 mo. LIBOR US + 0.85%), 0.95%, 03/25/50(a)(b)		604	603,071
GCAT Trust, Series 2021-NQM7, Class A1, 1.92%, 08/25/66(a)(b)		390	389,551
JP Morgan Mortgage Trust, Series 2016-2, Class A1, 2.35%, 06/25/46(a)(b)		172	169,635
JPMorgan Mortgage Trust, Series 2014-2, Class 1A1, 3.00%, 06/25/29(a)(b)		425	428,756
MFA Trust, Series 2021-INV2, Class A1, 1.91%, 11/25/56(a)(b)		347	343,430
New Residential Mortgage Loan Trust, Series 2020-1A, Class A1B, 3.50%, 10/25/59(a)(b)		483	501,030
OBX Trust, Series 2020-EXP3, Class 2A1B, (1 mo. LIBOR US + 0.90%), 1.00%, 01/25/60(a)(b)		1,000	1,002,629

Schedule of Investments (unaudited)  (continued)
December 31, 2021
BATS: Series S Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
PRKCM Trust, Series 2021-AFC2, Class A1, 2.07%, 11/25/56(a)(b)	USD	394	$ 393,350
Starwood Mortgage Residential Trust, Series 2020-3, Class A1, 1.49%, 04/25/65(a)(b)		396	395,582
			4,748,473
Commercial Mortgage-Backed Securities — 20.6%
280 Park Avenue Mortgage Trust, Series 2017-280P, Class A, (1 mo. LIBOR US + 0.88%), 0.99%, 09/15/34(a)(b)		600	599,270
Alen Mortgage Trust, Series 2021-ACEN, Class A, (1 mo. LIBOR US + 1.15%), 1.26%, 04/15/34(a)(b)		420	419,495
BANK
Series 2018-BN10, Class ASB, 3.64%, 02/15/61		3,375	3,600,609
Series 2019-BN18, Class A2, 3.47%, 05/15/62		1,250	1,298,624
Barclays Commercial Mortgage Trust, Series 2019-C3, Class B, 4.10%, 05/15/52		400	436,571
Beast Mortgage Trust, Series 2021-SSCP, Class A, (1 mo. LIBOR US + 0.75%), 0.86%, 04/15/36(a)(b)		1,000	993,074
Benchmark Mortgage Trust
Series 2018-B1, Class ASB, 3.60%, 01/15/51(b)		2,500	2,666,777
Series 2018-B2, Class ASB, 3.78%, 02/15/51(b)		2,750	2,933,970
Series 2018-B5, Class C, 4.61%, 07/15/51(b)		1,000	1,097,993
BX Commercial Mortgage Trust
Series 2018-BIOA, Class A, (1 mo. LIBOR US + 0.67%), 0.78%, 03/15/37(a)(b)		968	967,298
Series 2019-XL, Class A, (1 mo. LIBOR US + 0.92%), 1.03%, 10/15/36(a)(b)		659	659,230
Series 2020-BXLP, Class A, (1 mo. LIBOR US + 0.80%), 0.91%, 12/15/36(a)(b)		1,670	1,669,077
Series 2020-FOX, Class A, (1 mo. LIBOR US + 1.00%), 1.11%, 11/15/32(a)(b)		84	84,255
Series 2021-XL2, Class A, (1 mo. LIBOR US + 0.69%), 0.80%, 10/15/38(a)(b)		795	790,068
BX Trust
Series 2018-BILT, Class D, (1 mo. LIBOR US + 1.77%), 1.88%, 05/15/30(a)(b)		270	267,288
Series 2021-ARIA, Class A, (1 mo. LIBOR US + 0.90%), 1.01%, 10/15/36(a)(b)		795	793,505
CGMS Commercial Mortgage Trust, Series 2017-B1, Class AAB, 3.24%, 08/15/50		1,210	1,269,168
Citigroup Commercial Mortgage Trust
Series 2014-GC21, Class A5, 3.86%, 05/10/47		761	799,596
Series 2016-C2, Class AAB, 2.71%, 08/10/49		1,909	1,955,339
Commercial Mortgage Trust
Series 2013-CR10, Class A4, 4.21%, 08/10/46(b)		1,750	1,818,327
Series 2013-CR6, Class ASB, 2.62%, 03/10/46		183	183,780
Series 2013-CR7, Class ASB, 2.74%, 03/10/46		168	169,752
Series 2013-SFS, Class A1, 1.87%, 04/12/35(a)		73	73,279
Series 2014-CR14, Class ASB, 3.74%, 02/10/47		372	381,111
Series 2014-CR16, Class A4, 4.05%, 04/10/47		1,000	1,055,256
Series 2014-CR17, Class C, 4.78%, 05/10/47(b)		1,500	1,557,841
Series 2014-CR21, Class A3, 3.53%, 12/10/47		877	911,112
Series 2014-UBS2, Class A5, 3.96%, 03/10/47		1,000	1,048,605
Series 2014-UBS6, Class ASB, 3.39%, 12/10/47		658	677,231
Series 2015-CR23, Class A2, 2.85%, 05/10/48		797	796,432
Series 2015-CR23, Class A4, 3.50%, 05/10/48		1,500	1,584,014
Series 2015-CR24, Class B, 4.38%, 08/10/48(b)		500	531,719
Series 2015-LC19, Class A4, 3.18%, 02/10/48		1,600	1,670,856
Series 2021-LBA, Class A, (1 mo. LIBOR US + 0.69%), 0.80%, 03/15/38(a)(b)		700	694,308
Credit Suisse Mortgage Capital Trust, Series 2021-980M, Class C, 3.20%, 07/15/31(a)		170	169,947
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
CSAIL Commercial Mortgage Trust, Series 2016-C5, Class C, 4.65%, 11/15/48(b)	USD	750	$ 786,605
ELP Commercial Mortgage Trust, Series 2021-ELP, Class A, (1 mo. LIBOR US + 0.70%), 0.81%, 11/15/38(a)(b)		290	288,285
FREMF Mortgage Trust, Series 2015-K45, Class B, 3.59%, 04/25/48(a)(b)		290	302,965
GS Mortgage Securities Trust
Series 2012-ALOH, Class A, 3.55%, 04/10/34(a)		951	950,957
Series 2013-GC13, Class A5, 4.03%, 07/10/46(b)		625	647,929
Series 2013-GC16, Class AAB, 3.81%, 11/10/46		658	674,778
Series 2015-GC30, Class AAB, 3.12%, 05/10/50		723	742,976
Series 2015-GC34, Class A4, 3.51%, 10/10/48		1,250	1,324,378
Series 2015-GC34, Class AAB, 3.28%, 10/10/48		1,679	1,737,848
Series 2021-STAR, Class A, (1 mo. LIBOR US + 0.95%), 1.05%, 12/15/36(a)(b)		580	579,716
Hawaii Hotel Trust, Series 2019-MAUI, Class A, (1 mo. LIBOR US + 1.15%), 1.26%, 05/15/38(a)(b)		552	551,660
Independence Plaza Trust, Series 2018-INDP, Class A, 3.76%, 07/10/35(a)		1,540	1,593,180
JPMBB Commercial Mortgage Securities Trust
Series 2014-C21, Class A5, 3.78%, 08/15/47		500	526,420
Series 2014-C25, Class A4A1, 3.41%, 11/15/47		447	463,509
Series 2015-C28, Class ASB, 3.04%, 10/15/48		1,126	1,155,357
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2012-CBX, Class A4, 3.48%, 06/15/45		499	501,927
Series 2012-HSBC, Class D, 4.52%, 07/05/32(a)(b)		745	752,196
Series 2017-JP6, Class A3, 3.11%, 07/15/50		850	868,554
Series 2019-BKWD, Class A, (1 mo. LIBOR US + 1.00%), 1.11%, 09/15/29(a)(b)		241	240,388
Series 2021-MHC, Class A, (1 mo. LIBOR US + 0.80%), 0.91%, 04/15/38(a)(b)		142	141,466
Life Mortgage Trust, Series 2021-BMR, Class A, (1 mo. LIBOR US + 0.70%), 0.81%, 03/15/38(a)(b)		540	538,826
MF1
Series 2021-W10, Class A, (SOFR (30-day) + 1.07%), 1.12%, 12/15/34(a)(b)		120	120,402
Series 2021-W10, Class B, (SOFR (30-day) + 1.37%), 1.42%, 12/15/34(a)(b)		100	100,331
MHC Commercial Mortgage Trust, Series 2021-MHC, Class A, (1 mo. LIBOR US + 0.80%), 0.91%, 04/15/38(a)(b)		480	478,947
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C10, Class A4, 4.08%, 07/15/46(b)		2,000	2,057,372
Series 2013-C7, Class A4, 2.92%, 02/15/46		2,735	2,768,872
Series 2013-C8, Class A4, 3.13%, 12/15/48		700	710,626
Series 2014-C15, Class A4, 4.05%, 04/15/47		230	241,418
Series 2015-C25, Class A4, 3.37%, 10/15/48		330	346,554
Series 2016-C30, Class ASB, 2.73%, 09/15/49		244	250,715
Series 2016-C31, Class A5, 3.10%, 11/15/49		2,525	2,663,331
One New York Plaza Trust, Series 2020-1NYP, Class A, (1 mo. LIBOR US + 0.95%), 1.06%, 01/15/36(a)(b)		580	578,858
PKHL Commercial Mortgage Trust, Series 2021-MF, Class B, (1 mo. LIBOR US + 1.18%), 1.29%, 07/15/38(a)(b)		544	543,438
Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50%, 08/25/57(b)		1,641	1,701,933
SREIT Trust, Series 2021-MFP2, Class A, (1 mo. LIBOR US + 0.82%), 0.92%, 11/15/36(a)(b)		395	393,021
Wells Fargo Commercial Mortgage Trust
Series 2014-LC18, Class ASB, 3.24%, 12/15/47		1,180	1,214,384

Schedule of Investments (unaudited)  (continued)
December 31, 2021
BATS: Series S Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Wells Fargo Commercial Mortgage Trust
Series 2015-C26, Class B, 3.78%, 02/15/48	USD	515	$ 531,737
Series 2015-C27, Class A5, 3.45%, 02/15/48		495	521,156
Series 2015-C29, Class A4, 3.64%, 06/15/48		3,000	3,185,622
Series 2017-C39, Class A5, 3.42%, 09/15/50		1,698	1,827,575
WFRBS Commercial Mortgage Trust
Series 2013-C13, Class A4, 3.00%, 05/15/45		174	177,115
Series 2014-LC14, Class A5, 4.05%, 03/15/47		721	755,284
			73,163,388
Interest Only Commercial Mortgage-Backed Securities — 0.1%
Citigroup Commercial Mortgage Trust, Series 2015-P1, Class XA, 0.71%, 09/15/48(b)		4,440	104,337
Commercial Mortgage Trust
Series 2015-CR23, Class XA, 0.88%, 05/10/48(b)		2,098	50,738
Series 2015-LC21, Class XA, 0.67%, 07/10/48(b)		4,851	96,732
CSAIL Commercial Mortgage Trust, Series 2016-C6, Class XA, 1.87%, 01/15/49(b)		629	42,175
			293,982
Total Non-Agency Mortgage-Backed Securities — 22.0% (Cost: $79,406,357)			78,205,843
U.S. Government Sponsored Agency Securities
Collateralized Mortgage Obligations — 2.8%
Fannie Mae
Series 2018-21, Class CA, 3.50%, 04/25/45		291	295,478
Series 2019-73, Class P, 3.00%, 03/25/48		817	836,152
Freddie Mac
Series 3959, Class MA, 4.50%, 11/15/41		87	94,027
Series 3986, Class M, 4.50%, 09/15/41		53	54,918
Series 4274, Class PN, 3.50%, 10/15/35		146	154,006
Series 4390, Class CA, 3.50%, 06/15/50		133	135,903
Series 4459, Class BN, 3.00%, 08/15/43		354	370,740
Series 4482, Class DH, 3.00%, 06/15/42		112	114,377
Series 4494, Class KA, 3.75%, 10/15/42		206	211,351
Series 4752, Class PL, 3.00%, 09/15/46		560	571,343
Series 4777, Class CB, 3.50%, 10/15/45		584	603,050
Series 4941, Class MB, 3.00%, 07/25/49		408	420,283
Series 5000, Class MA, 2.00%, 06/25/44		312	315,716
Series 5006, Class KA, 2.00%, 06/25/45		869	883,004
Series 5105, Class LA, 1.50%, 04/15/44		3,955	3,985,534
Ginnie Mae, Series 2017-136, Class GB, 3.00%, 03/20/47		723	734,245
			9,780,127
Commercial Mortgage-Backed Securities — 0.6%
Fannie Mae, Series 2014-M9, Class A2, 3.10%, 07/25/24(b)		2,206	2,290,838
Mortgage-Backed Securities — 11.8%
Fannie Mae Mortgage-Backed Securities
0.54%, 10/27/25		4,500	4,396,655
2.50%, 12/01/27 - 04/01/32		1,468	1,526,381
3.00%, 09/01/30 - 09/01/35		3,371	3,544,152
4.00%, 03/01/32 - 08/01/49		5,963	6,423,136
4.50%, 09/01/26 - 01/01/48		2,657	2,916,412
5.00%, 07/01/25(d)		1	693
(12 mo. LIBOR US + 1.59%), 1.86%, 07/01/44(b)		193	200,596
(12 mo. LIBOR US + 1.59%), 2.99%, 10/01/45(b)		293	304,714
(12 mo. LIBOR US + 1.59%), 3.06%, 06/01/45(b)		249	258,813
(12 mo. LIBOR US + 1.69%), 2.74%, 07/01/43(b)		494	518,496
Federal Farm Credit Banks Funding Corp., 0.55%, 09/16/25		3,129	3,048,652
Security		Par (000)	Value
Mortgage-Backed Securities (continued)
Freddie Mac Mortgage-Backed Securities
0.57%, 09/24/25	USD	6,000	$ 5,862,627
0.60%, 09/30/25		3,000	2,948,998
0.90%, 10/13/27		2,000	1,932,039
2.50%, 11/01/27		296	305,966
3.00%, 02/01/36		467	493,434
4.00%, 09/01/33 - 06/01/37		2,122	2,294,790
4.50%, 03/01/49		3,715	4,113,051
(12 mo. LIBOR US + 1.62%), 2.57%, 03/01/45(b)		318	329,431
(12 mo. LIBOR US + 1.62%), 3.22%, 05/01/45(b)		462	480,030
			41,899,066
Total U.S. Government Sponsored Agency Securities — 15.2% (Cost: $53,724,070)			53,970,031
U.S. Treasury Obligations
U.S. Treasury Bonds, 1.75%, 08/15/41		5,000	4,847,656
U.S. Treasury Notes
0.13%, 08/31/23		4,000	3,964,844
0.38%, 04/15/24 - 12/31/25		12,230	11,917,113
0.75%, 11/15/24 - 03/31/26		4,450	4,409,940
Total U.S. Treasury Obligations — 7.1% (Cost: $25,414,229)			25,139,553
Total Long-Term Investments — 96.0% (Cost: $342,282,424)			340,872,330
Short-Term Securities
Commercial Paper — 2.0%
Enel Finance America LLC, 0.43%, 02/22/22(e)		1,500	1,499,285
HSBC Bank PLC, 0.27%, 02/02/22(e)		2,000	1,999,648
Macquarie Bank Ltd., 0.28%, 11/17/22(e)		2,000	1,992,798
VW Credit, Inc., 0.38%, 02/16/22(e)		1,500	1,499,397
			6,991,128

Schedule of Investments (unaudited)  (continued)
December 31, 2021
BATS: Series S Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Money Market Funds — 0.9%
Dreyfus Treasury Securities Cash Management, Institutional Class, 0.01%(f)	3,268,717	$ 3,268,717
Total Short-Term Securities — 2.9% (Cost: $10,261,791)		10,259,845
Options Purchased — 0.5% (Cost: $1,917,719)		1,764,233
Total Investments Before Options Written — 99.4% (Cost: $354,461,934)		352,896,408
Options Written — (0.8)% (Premiums Received: $(2,716,565))		(2,854,706)
Total Investments — 98.6% (Cost: $351,745,369)		350,041,702
Other Assets Less Liabilities — 1.4%		4,863,849
Net Assets — 100.0%		$ 354,905,551
(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	Rounds to less than 1,000.
(e)	Rates are discount rates or a range of discount rates as of period end.
(f)	Annualized 7-day yield as of period end.
For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
U.S. Treasury Notes (2 Year)	632	03/31/22	$ 137,885	$ (72,717)
Short Contracts
U.S. Treasury Bonds (30 Year)	10	03/22/22	1,605	(12,908)
U.S. Treasury Notes (10 Year)	56	03/22/22	7,306	10,371
U.S. Ultra Treasury Bonds	18	03/22/22	3,548	(42,488)
U.S. Ultra Treasury Notes (10 Year)	63	03/22/22	9,226	(143,778)
U.S. Treasury Notes (5 Year)	558	03/31/22	67,505	(119,542)
Euro Dollar	21	12/16/24	5,160	13,492
				(294,853)
				$ (367,570)
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	324,785	CAD	415,000	Royal Bank of Canada	03/16/22	$ (3,237)

Schedule of Investments (unaudited)  (continued)
December 31, 2021
BATS: Series S Portfolio
Exchange-Traded Options Purchased
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
U.S. Treasury Notes (10 Year)	26	01/21/22	USD	131.00	USD	3,389	$ 8,938
OTC Interest Rate Swaptions Purchased
	Paid by the Fund		Received by the Fund
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
Call
5-Year Interest Rate Swap, 04/07/27	3-month LIBOR, 0.21%	Quarterly	1.53%	Semi-Annual	JPMorgan Chase Bank N.A.	04/05/22	1.53%	USD	2,165	$ 21,855
5-Year Interest Rate Swap, 04/10/27	3-month LIBOR, 0.21%	Quarterly	1.39%	Semi-Annual	Bank of America N.A.	04/08/22	1.39%	USD	4,260	27,247
5-Year Interest Rate Swap, 04/30/27	3-month LIBOR, 0.21%	Quarterly	1.20%	Semi-Annual	Bank of America N.A.	04/28/22	1.20%	USD	5,930	20,474
30-Year Interest Rate Swap, 06/02/52	3-month LIBOR, 0.21%	Quarterly	1.71%	Semi-Annual	Bank of America N.A.	05/31/22	1.71%	USD	470	19,740
5-Year Interest Rate Swap, 07/03/27	3-month LIBOR, 0.21%	Quarterly	1.32%	Semi-Annual	JPMorgan Chase Bank N.A.	07/01/22	1.32%	USD	4,800	30,990
5-Year Interest Rate Swap, 08/05/27	3-month LIBOR, 0.21%	Quarterly	1.54%	Semi-Annual	Deutsche Bank AG	08/03/22	1.54%	USD	2,430	28,902
10-Year Interest Rate Swap, 11/17/33	3-month LIBOR, 0.21%	Quarterly	1.94%	Semi-Annual	Bank of America N.A.	11/15/23	1.94%	USD	1,600	72,097
10-Year Interest Rate Swap, 06/26/34	3-month LIBOR, 0.21%	Quarterly	1.97%	Semi-Annual	Goldman Sachs Bank USA	06/24/24	1.97%	USD	1,020	51,213
10-Year Interest Rate Swap, 06/30/34	3-month LIBOR, 0.21%	Quarterly	2.00%	Semi-Annual	Goldman Sachs Bank USA	06/28/24	2.00%	USD	1,020	52,933
10-Year Interest Rate Swap, 07/24/34	3-month LIBOR, 0.21%	Quarterly	1.68%	Semi-Annual	Goldman Sachs Bank USA	07/22/24	1.68%	USD	620	22,439
10-Year Interest Rate Swap, 07/31/34	3-month LIBOR, 0.21%	Quarterly	1.55%	Semi-Annual	Bank of America N.A.	07/29/24	1.55%	USD	1,320	41,131
10-Year Interest Rate Swap, 08/04/34	3-month LIBOR, 0.21%	Quarterly	1.68%	Semi-Annual	Wells Fargo Bank N.A.	08/02/24	1.68%	USD	620	22,669
10-Year Interest Rate Swap, 02/27/35	3-month LIBOR, 0.21%	Quarterly	1.49%	Semi-Annual	Citibank N.A.	02/25/25	1.49%	USD	320	10,152
10-Year Interest Rate Swap, 06/06/35	3-month LIBOR, 0.21%	Quarterly	1.28%	Semi-Annual	Goldman Sachs Bank USA	06/04/25	1.28%	USD	175	4,530
10-Year Interest Rate Swap, 06/07/35	3-month LIBOR, 0.21%	Quarterly	1.43%	Semi-Annual	Bank of America N.A.	06/05/25	1.43%	USD	610	18,720
10-Year Interest Rate Swap, 06/07/35	3-month LIBOR, 0.21%	Quarterly	1.43%	Semi-Annual	Citibank N.A.	06/05/25	1.43%	USD	1,140	35,104
10-Year Interest Rate Swap, 06/07/35	3-month LIBOR, 0.21%	Quarterly	1.43%	Semi-Annual	UBS AG	06/05/25	1.43%	USD	175	5,370

Schedule of Investments (unaudited)  (continued)
December 31, 2021
BATS: Series S Portfolio
OTC Interest Rate Swaptions Purchased (continued)
	Paid by the Fund		Received by the Fund
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
10-Year Interest Rate Swap, 12/13/35	3-month LIBOR, 0.21%	Quarterly	1.49%	Semi-Annual	Barclays Bank PLC	12/11/25	1.49%	USD	2,610	$ 90,826
10-Year Interest Rate Swap, 04/09/36	3-month LIBOR, 0.21%	Quarterly	2.60%	Semi-Annual	Deutsche Bank AG	04/07/26	2.60%	USD	1,110	103,409
10-Year Interest Rate Swap, 01/19/50	3-month LIBOR, 0.21%	Quarterly	2.07%	Semi-Annual	JPMorgan Chase Bank N.A.	01/17/40	2.07%	USD	240	18,397
10-Year Interest Rate Swap, 12/13/50	3-month LIBOR, 0.21%	Quarterly	1.52%	Semi-Annual	Barclays Bank PLC	12/11/40	1.52%	USD	410	23,484
										721,682
Put
5-Year Interest Rate Swap, 01/21/27	1.34%	Semi-Annual	3-month LIBOR, 0.21%	Quarterly	JPMorgan Chase Bank N.A.	01/19/22	1.34%	USD	1,975	$ 8,845
5-Year Interest Rate Swap, 04/07/27	1.53%	Semi-Annual	3-month LIBOR, 0.21%	Quarterly	JPMorgan Chase Bank N.A.	04/05/22	1.53%	USD	2,165	13,166
5-Year Interest Rate Swap, 04/10/27	1.39%	Semi-Annual	3-month LIBOR, 0.21%	Quarterly	Bank of America N.A.	04/08/22	1.39%	USD	4,260	39,778
30-Year Interest Rate Swap, 06/02/52	1.71%	Semi-Annual	3-month LIBOR, 0.21%	Quarterly	Bank of America N.A.	05/31/22	1.71%	USD	470	24,458
5-Year Interest Rate Swap, 07/03/27	1.32%	Semi-Annual	3-month LIBOR, 0.21%	Quarterly	JPMorgan Chase Bank N.A.	07/01/22	1.32%	USD	4,800	73,330
5-Year Interest Rate Swap, 07/08/27	1.45%	Semi-Annual	3-month LIBOR, 0.21%	Quarterly	JPMorgan Chase Bank N.A.	07/06/22	1.45%	USD	4,800	57,923
5-Year Interest Rate Swap, 07/17/27	1.25%	Semi-Annual	3-month LIBOR, 0.21%	Quarterly	Bank of America N.A.	07/15/22	1.25%	USD	6,740	122,390
5-Year Interest Rate Swap, 08/05/27	1.54%	Semi-Annual	3-month LIBOR, 0.21%	Quarterly	Deutsche Bank AG	08/03/22	1.54%	USD	2,430	27,149
10-Year Interest Rate Swap, 11/17/33	1.94%	Semi-Annual	3-month LIBOR, 0.21%	Quarterly	Bank of America N.A.	11/15/23	1.94%	USD	1,600	49,195
10-Year Interest Rate Swap, 06/26/34	1.97%	Semi-Annual	3-month LIBOR, 0.21%	Quarterly	Goldman Sachs Bank USA	06/24/24	1.97%	USD	1,020	35,641
10-Year Interest Rate Swap, 06/30/34	2.00%	Semi-Annual	3-month LIBOR, 0.21%	Quarterly	Goldman Sachs Bank USA	06/28/24	2.00%	USD	1,020	34,639
10-Year Interest Rate Swap, 07/24/34	1.68%	Semi-Annual	3-month LIBOR, 0.21%	Quarterly	Goldman Sachs Bank USA	07/22/24	1.68%	USD	620	29,667
10-Year Interest Rate Swap, 08/04/34	1.68%	Semi-Annual	3-month LIBOR, 0.21%	Quarterly	Wells Fargo Bank N.A.	08/02/24	1.68%	USD	620	29,681
10-Year Interest Rate Swap, 08/07/34	1.80%	Semi-Annual	3-month LIBOR, 0.21%	Quarterly	Deutsche Bank AG	08/05/24	1.80%	USD	1,880	80,028
10-Year Interest Rate Swap, 02/27/35	1.49%	Semi-Annual	3-month LIBOR, 0.21%	Quarterly	Citibank N.A.	02/25/25	1.49%	USD	320	19,656

Schedule of Investments (unaudited)  (continued)
December 31, 2021
BATS: Series S Portfolio
OTC Interest Rate Swaptions Purchased (continued)
	Paid by the Fund		Received by the Fund
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
10-Year Interest Rate Swap, 06/06/35	1.28%	Semi-Annual	3-month LIBOR, 0.21%	Quarterly	Goldman Sachs Bank USA	06/04/25	1.28%	USD	175	$ 13,118
10-Year Interest Rate Swap, 06/07/35	1.43%	Semi-Annual	3-month LIBOR, 0.21%	Quarterly	Bank of America N.A.	06/05/25	1.43%	USD	610	40,706
10-Year Interest Rate Swap, 06/07/35	1.43%	Semi-Annual	3-month LIBOR, 0.21%	Quarterly	Citibank N.A.	06/05/25	1.43%	USD	1,140	75,888
10-Year Interest Rate Swap, 06/07/35	1.43%	Semi-Annual	3-month LIBOR, 0.21%	Quarterly	UBS AG	06/05/25	1.43%	USD	175	11,678
10-Year Interest Rate Swap, 12/13/35	1.49%	Semi-Annual	3-month LIBOR, 0.21%	Quarterly	Barclays Bank PLC	12/11/25	1.49%	USD	2,610	174,671
10-Year Interest Rate Swap, 04/09/36	2.60%	Semi-Annual	3-month LIBOR, 0.21%	Quarterly	Deutsche Bank AG	04/07/26	2.60%	USD	1,110	30,851
10-Year Interest Rate Swap, 01/19/50	2.07%	Semi-Annual	3-month LIBOR, 0.21%	Quarterly	JPMorgan Chase Bank N.A.	01/17/40	2.07%	USD	240	12,722
10-Year Interest Rate Swap, 12/13/50	1.52%	Semi-Annual	3-month LIBOR, 0.21%	Quarterly	Barclays Bank PLC	12/11/40	1.52%	USD	410	28,433
										1,033,613
										$ 1,755,295
Exchange-Traded Options Written
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
U.S. Treasury Notes (10 Year)	26	01/21/22	USD	132.00	USD	3,389	$ (2,844)
OTC Interest Rate Swaptions Written
	Paid by the Fund		Received by the Fund
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
Call
2-Year Interest Rate Swap, 01/12/24	0.51%	Semi-Annual	3-month LIBOR, 0.21%	Quarterly	Bank of America N.A.	01/10/22	0.51%	USD	11,970	$ (1)
10-Year Interest Rate Swap, 01/20/32	1.65%	Semi-Annual	3-month LIBOR, 0.21%	Quarterly	Bank of America N.A.	01/18/22	1.65%	USD	340	(3,353)
10-Year Interest Rate Swap, 01/20/32	1.65%	Semi-Annual	3-month LIBOR, 0.21%	Quarterly	JPMorgan Chase Bank N.A.	01/18/22	1.65%	USD	1,030	(10,156)

Schedule of Investments (unaudited)  (continued)
December 31, 2021
BATS: Series S Portfolio
OTC Interest Rate Swaptions Written (continued)
	Paid by the Fund		Received by the Fund
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
10-Year Interest Rate Swap, 01/29/32	1.00%	Semi-Annual	3-month LIBOR, 0.21%	Quarterly	Deutsche Bank AG	01/27/22	1.00%	USD	1,170	$ (33)
10-Year Interest Rate Swap, 01/29/32	1.25%	Semi-Annual	3-month LIBOR, 0.21%	Quarterly	Bank of America N.A.	01/27/22	1.25%	USD	1,070	(450)
10-Year Interest Rate Swap, 02/20/32	1.62%	Semi-Annual	3-month LIBOR, 0.21%	Quarterly	Bank of America N.A.	02/18/22	1.62%	USD	970	(11,082)
10-Year Interest Rate Swap, 03/03/32	1.40%	Semi-Annual	3-month LIBOR, 0.21%	Quarterly	Deutsche Bank AG	03/01/22	1.40%	USD	1,090	(4,824)
2-Year Interest Rate Swap, 03/03/24	0.51%	Semi-Annual	3-month LIBOR, 0.21%	Quarterly	Deutsche Bank AG	03/01/22	0.51%	USD	9,930	(794)
2-Year Interest Rate Swap, 03/05/24	0.52%	Semi-Annual	3-month LIBOR, 0.21%	Quarterly	Citibank N.A.	03/03/22	0.52%	USD	5,070	(454)
2-Year Interest Rate Swap, 03/23/24	0.56%	Semi-Annual	3-month LIBOR, 0.21%	Quarterly	Deutsche Bank AG	03/21/22	0.56%	USD	5,070	(870)
2-Year Interest Rate Swap, 03/25/24	0.57%	Semi-Annual	3-month LIBOR, 0.21%	Quarterly	Deutsche Bank AG	03/23/22	0.57%	USD	10,220	(1,865)
2-Year Interest Rate Swap, 04/03/24	0.61%	Semi-Annual	3-month LIBOR, 0.21%	Quarterly	JPMorgan Chase Bank N.A.	04/01/22	0.61%	USD	14,570	(3,611)
5-Year Interest Rate Swap, 04/24/27	0.90%	Semi-Annual	3-month LIBOR, 0.21%	Quarterly	Bank of America N.A.	04/22/22	0.90%	USD	2,970	(2,699)
5-Year Interest Rate Swap, 04/30/27	0.90%	Semi-Annual	3-month LIBOR, 0.21%	Quarterly	Bank of America N.A.	04/28/22	0.90%	USD	8,900	(8,627)
2-Year Interest Rate Swap, 05/05/24	1.02%	Semi-Annual	3-month LIBOR, 0.21%	Quarterly	Deutsche Bank AG	05/03/22	1.02%	USD	7,270	(15,124)

Schedule of Investments (unaudited)  (continued)
December 31, 2021
BATS: Series S Portfolio
OTC Interest Rate Swaptions Written (continued)
	Paid by the Fund		Received by the Fund
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
10-Year Interest Rate Swap, 06/09/32	1.40%	Semi-Annual	3-month LIBOR, 0.21%	Quarterly	JPMorgan Chase Bank N.A.	06/07/22	1.40%	USD	1,390	$ (12,973)
10-Year Interest Rate Swap, 09/03/32	1.53%	Semi-Annual	3-month LIBOR, 0.21%	Quarterly	Goldman Sachs Bank USA	09/01/22	1.53%	USD	2,170	(35,287)
10-Year Interest Rate Swap, 10/09/32	1.80%	Semi-Annual	3-month LIBOR, 0.21%	Quarterly	Deutsche Bank AG	10/07/22	1.80%	USD	1,110	(33,416)
10-Year Interest Rate Swap, 10/13/32	1.06%	Semi-Annual	3-month LIBOR, 0.21%	Quarterly	Deutsche Bank AG	10/11/22	1.06%	USD	765	(4,380)
10-Year Interest Rate Swap, 10/15/32	1.80%	Semi-Annual	3-month LIBOR, 0.21%	Quarterly	Deutsche Bank AG	10/13/22	1.80%	USD	1,110	(33,271)
2-Year Interest Rate Swap, 10/27/24	1.24%	Semi-Annual	3-month LIBOR, 0.21%	Quarterly	Bank of America N.A.	10/25/22	1.24%	USD	3,470	(12,614)
2-Year Interest Rate Swap, 10/27/24	1.24%	Semi-Annual	3-month LIBOR, 0.21%	Quarterly	JPMorgan Chase Bank N.A.	10/25/22	1.24%	USD	5,210	(19,053)
2-Year Interest Rate Swap, 11/06/24	1.25%	Semi-Annual	3-month LIBOR, 0.21%	Quarterly	Wells Fargo Bank N.A.	11/04/22	1.25%	USD	5,170	(19,320)
10-Year Interest Rate Swap, 11/17/32	1.85%	Semi-Annual	3-month LIBOR, 0.21%	Quarterly	Bank of America N.A.	11/15/22	1.85%	USD	2,230	(74,840)
10-Year Interest Rate Swap, 12/07/32	1.45%	Semi-Annual	SOFR, 0.05%	Quarterly	JPMorgan Chase Bank N.A.	12/05/22	1.45%	USD	1,090	(28,762)
10-Year Interest Rate Swap, 12/14/32	1.15%	Semi-Annual	3-month LIBOR, 0.21%	Quarterly	Barclays Bank PLC	12/12/22	1.15%	USD	6,170	(51,446)
10-Year Interest Rate Swap, 12/15/32	1.43%	Semi-Annual	SOFR, 0.05%	Quarterly	Deutsche Bank AG	12/13/22	1.43%	USD	1,638	(42,117)

Schedule of Investments (unaudited)  (continued)
December 31, 2021
BATS: Series S Portfolio
OTC Interest Rate Swaptions Written (continued)
	Paid by the Fund		Received by the Fund
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
10-Year Interest Rate Swap, 12/17/32	1.42%	Semi-Annual	SOFR, 0.05%	Quarterly	JPMorgan Chase Bank N.A.	12/15/22	1.42%	USD	1,637	$ (41,234)
10-Year Interest Rate Swap, 12/18/32	1.23%	Semi-Annual	3-month LIBOR, 0.21%	Quarterly	Goldman Sachs Bank USA	12/16/22	1.23%	USD	758	(7,601)
10-Year Interest Rate Swap, 12/18/32	1.25%	Semi-Annual	3-month LIBOR, 0.21%	Quarterly	Goldman Sachs Bank USA	12/16/22	1.25%	USD	758	(7,819)
10-Year Interest Rate Swap, 01/01/33	1.25%	Semi-Annual	3-month LIBOR, 0.21%	Quarterly	Citibank N.A.	12/30/22	1.25%	USD	840	(9,058)
10-Year Interest Rate Swap, 01/11/33	1.44%	Semi-Annual	3-month LIBOR, 0.21%	Quarterly	Barclays Bank PLC	01/09/23	1.44%	USD	1,530	(24,886)
10-Year Interest Rate Swap, 03/03/33	2.01%	Semi-Annual	3-month LIBOR, 0.21%	Quarterly	Bank of America N.A.	03/01/23	2.01%	USD	1,510	(67,933)
30-Year Interest Rate Swap, 09/19/54	1.85%	Semi-Annual	3-month LIBOR, 0.21%	Quarterly	Deutsche Bank AG	09/17/24	1.85%	USD	510	(57,388)
30-Year Interest Rate Swap, 10/02/54	2.00%	Semi-Annual	3-month LIBOR, 0.21%	Quarterly	Barclays Bank PLC	09/30/24	2.00%	USD	360	(47,989)
30-Year Interest Rate Swap, 10/21/56	1.98%	Semi-Annual	3-month LIBOR, 0.21%	Quarterly	JPMorgan Chase Bank N.A.	10/19/26	1.98%	USD	210	(31,868)
30-Year Interest Rate Swap, 12/04/56	1.36%	Semi-Annual	SOFR, 0.05%	Quarterly	Goldman Sachs Bank USA	12/02/26	1.36%	USD	200	(10,476)
										(737,674)
Put
2-Year Interest Rate Swap, 01/12/24	3-month LIBOR, 0.21%	Quarterly	0.51%	Semi-Annual	Bank of America N.A.	01/10/22	0.51%	USD	11,970	$ (105,187)

Schedule of Investments (unaudited)  (continued)
December 31, 2021
BATS: Series S Portfolio
OTC Interest Rate Swaptions Written (continued)
	Paid by the Fund		Received by the Fund
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
10-Year Interest Rate Swap, 01/20/32	3-month LIBOR, 0.21%	Quarterly	2.15%	Semi-Annual	Bank of America N.A.	01/18/22	2.15%	USD	340	$ (4)
10-Year Interest Rate Swap, 01/20/32	3-month LIBOR, 0.21%	Quarterly	2.15%	Semi-Annual	JPMorgan Chase Bank N.A.	01/18/22	2.15%	USD	1,030	(13)
2-Year Interest Rate Swap, 01/21/24	3-month LIBOR, 0.21%	Quarterly	0.50%	Semi-Annual	Deutsche Bank AG	01/19/22	0.50%	USD	3,130	(29,199)
10-Year Interest Rate Swap, 01/29/32	3-month LIBOR, 0.21%	Quarterly	1.25%	Semi-Annual	Bank of America N.A.	01/27/22	1.25%	USD	1,070	(34,802)
10-Year Interest Rate Swap, 01/29/32	3-month LIBOR, 0.21%	Quarterly	1.50%	Semi-Annual	Deutsche Bank AG	01/27/22	1.50%	USD	1,170	(14,672)
10-Year Interest Rate Swap, 02/30/32	3-month LIBOR, 0.21%	Quarterly	1.62%	Semi-Annual	Bank of America N.A.	02/18/22	1.62%	USD	970	(9,367)
2-Year Interest Rate Swap, 02/27/24	3-month LIBOR, 0.21%	Quarterly	0.75%	Semi-Annual	Deutsche Bank AG	02/25/22	0.75%	USD	6,600	(41,378)
10-Year Interest Rate Swap, 03/02/32	3-month LIBOR, 0.21%	Quarterly	1.60%	Semi-Annual	Deutsche Bank AG	02/28/22	1.60%	USD	350	(4,145)
10-Year Interest Rate Swap, 03/03/32	SOFR, 0.05%	Quarterly	1.57%	Semi-Annual	Deutsche Bank AG	03/01/22	1.57%	USD	1,240	(3,607)
2-Year Interest Rate Swap, 03/03/24	3-month LIBOR, 0.21%	Quarterly	0.51%	Semi-Annual	Deutsche Bank AG	03/01/22	0.51%	USD	9,930	(108,018)
2-Year Interest Rate Swap, 03/05/24	3-month LIBOR, 0.21%	Quarterly	0.52%	Semi-Annual	Citibank N.A.	03/03/22	0.52%	USD	5,070	(54,639)
2-Year Interest Rate Swap, 03/23/24	3-month LIBOR, 0.21%	Quarterly	0.56%	Semi-Annual	Deutsche Bank AG	03/21/22	0.56%	USD	5,070	(54,030)

Schedule of Investments (unaudited)  (continued)
December 31, 2021
BATS: Series S Portfolio
OTC Interest Rate Swaptions Written (continued)
	Paid by the Fund		Received by the Fund
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
2-Year Interest Rate Swap, 03/25/24	3-month LIBOR, 0.21%	Quarterly	0.57%	Semi-Annual	Deutsche Bank AG	03/23/22	0.57%	USD	10,220	$ (108,237)
2-Year Interest Rate Swap, 04/03/24	3-month LIBOR, 0.21%	Quarterly	0.61%	Semi-Annual	JPMorgan Chase Bank N.A.	04/01/22	0.61%	USD	14,570	(149,995)
2-Year Interest Rate Swap, 04/08/24	3-month LIBOR, 0.21%	Quarterly	0.74%	Semi-Annual	JPMorgan Chase Bank N.A.	04/06/22	0.74%	USD	14,570	(117,508)
2-Year Interest Rate Swap, 05/05/24	3-month LIBOR, 0.21%	Quarterly	1.02%	Semi-Annual	Deutsche Bank AG	05/03/22	1.02%	USD	7,270	(36,477)
10-Year Interest Rate Swap, 06/09/32	3-month LIBOR, 0.21%	Quarterly	2.40%	Semi-Annual	JPMorgan Chase Bank N.A.	06/07/22	2.40%	USD	1,390	(3,968)
10-Year Interest Rate Swap, 09/03/32	3-month LIBOR, 0.21%	Quarterly	1.53%	Semi-Annual	Goldman Sachs Bank USA	09/01/22	1.53%	USD	2,170	(67,535)
10-Year Interest Rate Swap, 10/09/32	3-month LIBOR, 0.21%	Quarterly	1.80%	Semi-Annual	Deutsche Bank AG	10/07/22	1.80%	USD	1,110	(22,793)
10-Year Interest Rate Swap, 10/13/32	3-month LIBOR, 0.21%	Quarterly	1.06%	Semi-Annual	Deutsche Bank AG	10/11/22	1.06%	USD	765	(49,438)
10-Year Interest Rate Swap, 10/15/32	3-month LIBOR, 0.21%	Quarterly	1.80%	Semi-Annual	Deutsche Bank AG	10/13/22	1.80%	USD	1,110	(23,344)
2-Year Interest Rate Swap, 10/27/24	3-month LIBOR, 0.21%	Quarterly	1.24%	Semi-Annual	Bank of America N.A.	10/25/22	1.24%	USD	3,470	(25,229)
2-Year Interest Rate Swap, 10/27/24	3-month LIBOR, 0.21%	Quarterly	1.24%	Semi-Annual	JPMorgan Chase Bank N.A.	10/25/22	1.24%	USD	5,210	(37,736)
2-Year Interest Rate Swap, 11/04/24	3-month LIBOR, 0.21%	Quarterly	1.48%	Semi-Annual	JPMorgan Chase Bank N.A.	11/02/22	1.48%	USD	3,140	(16,102)

Schedule of Investments (unaudited)  (continued)
December 31, 2021
BATS: Series S Portfolio
OTC Interest Rate Swaptions Written (continued)
	Paid by the Fund		Received by the Fund
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
2-Year Interest Rate Swap, 11/06/24	3-month LIBOR, 0.21%	Quarterly	1.25%	Semi-Annual	Wells Fargo Bank N.A.	11/04/22	1.25%	USD	5,170	$ (37,926)
10-Year Interest Rate Swap, 11/17/32	3-month LIBOR, 0.21%	Quarterly	1.85%	Semi-Annual	Bank of America N.A.	11/15/22	1.85%	USD	2,230	(46,111)
10-Year Interest Rate Swap, 12/07/32	SOFR, 0.05%	Quarterly	1.45%	Semi-Annual	JPMorgan Chase Bank N.A.	12/05/22	1.45%	USD	1,090	(29,794)
10-Year Interest Rate Swap, 12/14/32	3-month LIBOR, 0.21%	Quarterly	1.15%	Semi-Annual	Barclays Bank PLC	12/12/22	1.15%	USD	6,170	(373,285)
10-Year Interest Rate Swap, 12/15/32	SOFR, 0.05%	Quarterly	1.43%	Semi-Annual	Deutsche Bank AG	12/13/22	1.43%	USD	1,638	(46,658)
10-Year Interest Rate Swap, 12/17/32	SOFR, 0.05%	Quarterly	1.42%	Semi-Annual	JPMorgan Chase Bank N.A.	12/15/22	1.42%	USD	1,637	(47,692)
10-Year Interest Rate Swap, 12/18/32	3-month LIBOR, 0.21%	Quarterly	1.23%	Semi-Annual	Goldman Sachs Bank USA	12/16/22	1.23%	USD	758	(41,746)
10-Year Interest Rate Swap, 12/18/32	3-month LIBOR, 0.21%	Quarterly	1.25%	Semi-Annual	Goldman Sachs Bank USA	12/16/22	1.25%	USD	758	(41,086)
10-Year Interest Rate Swap, 01/01/33	3-month LIBOR, 0.21%	Quarterly	1.25%	Semi-Annual	Citibank N.A.	12/30/22	1.25%	USD	840	(45,550)
10-Year Interest Rate Swap, 01/11/33	3-month LIBOR, 0.21%	Quarterly	1.44%	Semi-Annual	Barclays Bank PLC	01/09/23	1.44%	USD	1,530	(65,524)
10-Year Interest Rate Swap, 03/03/33	3-month LIBOR, 0.21%	Quarterly	2.01%	Semi-Annual	Bank of America N.A.	03/01/23	2.01%	USD	1,510	(29,891)
10-Year Interest Rate Swap, 05/17/33	6-month, EURIBOR, (0.55)%	Semi-Annual	0.70%	Annual	Barclays Bank PLC	05/15/23	0.70%	EUR	1,910	(45,223)

Schedule of Investments (unaudited)  (continued)
December 31, 2021
BATS: Series S Portfolio
OTC Interest Rate Swaptions Written (continued)
	Paid by the Fund		Received by the Fund
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
30-Year Interest Rate Swap, 09/19/54	3-month LIBOR, 0.21%	Quarterly	1.85%	Semi-Annual	Deutsche Bank AG	09/17/24	1.85%	USD	510	$ (47,906)
30-Year Interest Rate Swap, 10/02/54	3-month LIBOR, 0.21%	Quarterly	2.00%	Semi-Annual	Barclays Bank PLC	09/30/24	2.00%	USD	360	(28,562)
30-Year Interest Rate Swap, 10/21/56	3-month LIBOR, 0.21%	Quarterly	1.98%	Semi-Annual	JPMorgan Chase Bank N.A.	10/19/26	1.98%	USD	210	(21,061)
30-Year Interest Rate Swap, 12/04/56	SOFR, 0.05%	Quarterly	1.36%	Semi-Annual	Goldman Sachs Bank USA	12/02/26	1.36%	USD	200	(48,750)
										(2,114,188)
										$ (2,851,862)
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.IG.37.V1	1.00%	Quarterly	12/20/26	USD	3,630	$ (90,086)	$ (84,049)	$ (6,037)
Centrally Cleared Interest Rate Swaps
Paid by the Fund		Received by the Fund
Rate	Frequency	Rate	Frequency	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
3-month LIBOR, 0.21%	Quarterly	1.10%	Semi-Annual	N/A	03/01/23	USD	1,660	$ 15,612	$ —	$ 15,612
3-month LIBOR, 0.21%	Quarterly	0.88%	Semi-Annual	N/A	03/02/23	USD	600	3,640	—	3,640
3-month LIBOR, 0.21%	Quarterly	0.25%	Semi-Annual	07/08/22(a)	07/08/23	USD	770	(5,972)	—	(5,972)
3-month LIBOR, 0.21%	Quarterly	0.25%	Semi-Annual	N/A	08/17/23	USD	1,440	(11,393)	—	(11,393)
0.47%	Semi-Annual	3-month LIBOR, 0.21%	Quarterly	N/A	10/14/23	USD	2,360	14,158	—	14,158
3-month LIBOR, 0.21%	Quarterly	0.50%	Semi-Annual	N/A	12/08/23	USD	4,490	(34,002)	—	(34,002)
3-month LIBOR, 0.21%	Quarterly	0.45%	Semi-Annual	N/A	12/14/23	USD	4,448	(39,195)	—	(39,195)
3-month LIBOR, 0.21%	Quarterly	1.00%	Semi-Annual	04/05/22(a)	12/31/23	USD	7,030	(4,290)	(306)	(3,984)
0.65%	Semi-Annual	3-month LIBOR, 0.21%	Quarterly	01/18/22(a)	01/18/24	USD	1,740	10,836	—	10,836
1.06%	Semi-Annual	3-month LIBOR, 0.21%	Quarterly	02/24/22(a)	02/24/24	USD	2,640	(1,202)	—	(1,202)
1.07%	Semi-Annual	3-month LIBOR, 0.21%	Quarterly	02/25/22(a)	02/25/24	USD	2,640	(1,628)	—	(1,628)
1.05%	Semi-Annual	3-month LIBOR, 0.21%	Quarterly	02/28/22(a)	02/28/24	USD	5,290	(1,044)	—	(1,044)
1.06%	Semi-Annual	3-month LIBOR, 0.21%	Quarterly	02/28/22(a)	02/29/24	USD	1,170	(432)	—	(432)
1.06%	Semi-Annual	3-month LIBOR, 0.21%	Quarterly	02/28/22(a)	02/29/24	USD	1,320	(435)	—	(435)
1.11%	Semi-Annual	3-month LIBOR, 0.21%	Quarterly	03/10/22(a)	03/10/24	USD	1,660	(1,409)	—	(1,409)
0.61%	Semi-Annual	3-month LIBOR, 0.21%	Quarterly	03/28/22(a)	03/28/24	USD	3,590	34,881	—	34,881
1.10%	Semi-Annual	3-month LIBOR, 0.21%	Quarterly	04/04/22(a)	04/04/24	USD	595	170	—	170
0.64%	Semi-Annual	3-month LIBOR, 0.21%	Quarterly	04/08/22(a)	04/08/24	USD	4,850	46,050	—	46,050
0.65%	Semi-Annual	3-month LIBOR, 0.21%	Quarterly	04/11/22(a)	04/11/24	USD	2,660	25,029	—	25,029

Schedule of Investments (unaudited)  (continued)
December 31, 2021
BATS: Series S Portfolio
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund
Rate	Frequency	Rate	Frequency	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
0.66%	Semi-Annual	3-month LIBOR, 0.21%	Quarterly	04/11/22(a)	04/11/24	USD	1,420	$ 13,038	$ —	$ 13,038
0.68%	Semi-Annual	3-month LIBOR, 0.21%	Quarterly	04/12/22(a)	04/12/24	USD	3,930	34,940	—	34,940
0.69%	Semi-Annual	3-month LIBOR, 0.21%	Quarterly	04/12/22(a)	04/12/24	USD	2,660	23,022	—	23,022
0.73%	Semi-Annual	3-month LIBOR, 0.21%	Quarterly	04/14/22(a)	04/14/24	USD	2,770	22,144	—	22,144
0.79%	Semi-Annual	3-month LIBOR, 0.21%	Quarterly	04/14/22(a)	04/14/24	USD	2,660	18,102	—	18,102
0.80%	Semi-Annual	3-month LIBOR, 0.21%	Quarterly	04/14/22(a)	04/14/24	USD	2,660	17,643	—	17,643
0.81%	Semi-Annual	3-month LIBOR, 0.21%	Quarterly	04/20/22(a)	04/20/24	USD	1,335	8,840	—	8,840
0.81%	Semi-Annual	3-month LIBOR, 0.21%	Quarterly	04/20/22(a)	04/20/24	USD	1,335	8,665	—	8,665
0.83%	Semi-Annual	3-month LIBOR, 0.21%	Quarterly	04/20/22(a)	04/20/24	USD	1,330	8,142	—	8,142
0.85%	Semi-Annual	3-month LIBOR, 0.21%	Quarterly	04/20/22(a)	04/20/24	USD	1,330	7,727	—	7,727
0.90%	Semi-Annual	3-month LIBOR, 0.21%	Quarterly	04/20/22(a)	04/20/24	USD	1,330	6,433	—	6,433
0.92%	Semi-Annual	3-month LIBOR, 0.21%	Quarterly	04/20/22(a)	04/20/24	USD	1,330	5,886	—	5,886
0.94%	Semi-Annual	3-month LIBOR, 0.21%	Quarterly	04/20/22(a)	04/20/24	USD	2,260	9,268	—	9,268
3-month LIBOR, 0.21%	Quarterly	0.59%	Semi-Annual	04/20/22(a)	04/20/24	USD	2,680	(29,271)	—	(29,271)
0.91%	Semi-Annual	3-month LIBOR, 0.21%	Quarterly	04/25/22(a)	04/25/24	USD	2,640	12,355	—	12,355
0.94%	Semi-Annual	3-month LIBOR, 0.21%	Quarterly	04/25/22(a)	04/25/24	USD	2,640	10,681	—	10,681
0.98%	Semi-Annual	3-month LIBOR, 0.21%	Quarterly	04/26/22(a)	04/26/24	USD	705	2,453	—	2,453
0.99%	Semi-Annual	3-month LIBOR, 0.21%	Quarterly	04/26/22(a)	04/26/24	USD	1,325	4,354	—	4,354
0.99%	Semi-Annual	3-month LIBOR, 0.21%	Quarterly	04/26/22(a)	04/26/24	USD	1,325	4,138	—	4,138
1.01%	Semi-Annual	3-month LIBOR, 0.21%	Quarterly	05/03/22(a)	05/03/24	USD	3,950	12,233	—	12,233
1.02%	Semi-Annual	3-month LIBOR, 0.21%	Quarterly	05/03/22(a)	05/03/24	USD	3,950	11,412	—	11,412
1.05%	Semi-Annual	3-month LIBOR, 0.21%	Quarterly	05/12/22(a)	05/12/24	USD	2,630	6,606	—	6,606
1.11%	Semi-Annual	3-month LIBOR, 0.21%	Quarterly	05/16/22(a)	05/16/24	USD	1,810	2,684	—	2,684
1.10%	Semi-Annual	3-month LIBOR, 0.21%	Quarterly	05/17/22(a)	05/17/24	USD	540	980	—	980
1.22%	Semi-Annual	3-month LIBOR, 0.21%	Quarterly	06/07/22(a)	06/07/24	USD	1,330	(32)	—	(32)
1.25%	Semi-Annual	3-month LIBOR, 0.21%	Quarterly	06/07/22(a)	06/07/24	USD	1,330	(768)	—	(768)
1.01%	Semi-Annual	3-month LIBOR, 0.21%	Quarterly	06/09/22(a)	06/09/24	USD	1,320	(525)	—	(525)
1.27%	Semi-Annual	3-month LIBOR, 0.21%	Quarterly	06/17/22(a)	06/17/24	USD	1,215	(759)	—	(759)
1.28%	Semi-Annual	3-month LIBOR, 0.21%	Quarterly	06/17/22(a)	06/17/24	USD	1,215	(891)	—	(891)
0.73%	Semi-Annual	3-month LIBOR, 0.21%	Quarterly	06/21/22(a)	06/21/24	USD	2,690	27,444	—	27,444
3-month LIBOR, 0.21%	Quarterly	1.17%	Semi-Annual	06/21/22(a)	06/21/24	USD	610	(906)	—	(906)
3-month LIBOR, 0.21%	Quarterly	1.18%	Semi-Annual	06/21/22(a)	06/21/24	USD	610	(792)	—	(792)
0.75%	Semi-Annual	3-month LIBOR, 0.21%	Quarterly	06/28/22(a)	06/28/24	USD	1,470	14,643	—	14,643
0.77%	Semi-Annual	3-month LIBOR, 0.21%	Quarterly	06/28/22(a)	06/28/24	USD	1,355	13,109	—	13,109
0.74%	Semi-Annual	3-month LIBOR, 0.21%	Quarterly	08/12/22(a)	08/12/24	USD	3,290	37,598	—	37,598
0.78%	Semi-Annual	3-month LIBOR, 0.21%	Quarterly	08/15/22(a)	08/15/24	USD	1,840	19,754	—	19,754
3-month LIBOR, 0.21%	Quarterly	0.36%	Semi-Annual	N/A	06/02/25	USD	590	(17,052)	—	(17,052)
3-month LIBOR, 0.21%	Quarterly	0.48%	Semi-Annual	N/A	01/21/26	USD	2,140	(64,852)	—	(64,852)
1.54%	Semi-Annual	3-month LIBOR, 0.21%	Quarterly	02/25/25(a)	02/25/26	USD	4,060	4,574	—	4,574
1.71%	Semi-Annual	3-month LIBOR, 0.21%	Quarterly	03/06/25(a)	03/06/26	USD	3,120	(1,697)	—	(1,697)
1.46%	Semi-Annual	3-month LIBOR, 0.21%	Quarterly	04/05/22(a)	05/31/26	USD	3,150	(8,736)	(190)	(8,546)
3-month LIBOR, 0.21%	Quarterly	0.93%	Semi-Annual	N/A	09/17/26	USD	2,210	(36,040)	—	(36,040)
1.33%	Semi-Annual	3-month LIBOR, 0.21%	Quarterly	N/A	11/23/26	USD	320	(56)	—	(56)
1.02%	At Termination	SOFR, 0.05%	At Termination	N/A	12/02/26	USD	1,030	3,993	—	3,993
1.08%	At Termination	SOFR, 0.05%	At Termination	N/A	12/03/26	USD	510	435	—	435
1.08%	At Termination	SOFR, 0.05%	At Termination	N/A	12/03/26	USD	510	384	—	384
1.04%	At Termination	SOFR, 0.05%	At Termination	N/A	12/06/26	USD	640	1,954	—	1,954
SOFR, 0.05%	At Termination	1.07%	At Termination	N/A	12/15/26	USD	470	(780)	—	(780)
1.03%	At Termination	SOFR, 0.05%	At Termination	N/A	12/20/26	USD	470	1,873	—	1,873
1.09%	At Termination	SOFR, 0.05%	At Termination	N/A	12/23/26	USD	470	481	—	481
1.35%	Semi-Annual	3-month LIBOR, 0.21%	Quarterly	01/10/22(a)	01/10/27	USD	620	605	—	605
1.43%	Semi-Annual	3-month LIBOR, 0.21%	Quarterly	01/10/22(a)	01/10/27	USD	650	(1,741)	—	(1,741)

Schedule of Investments (unaudited)  (continued)
December 31, 2021
BATS: Series S Portfolio
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund
Rate	Frequency	Rate	Frequency	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
1.40%	Semi-Annual	3-month LIBOR, 0.21%	Quarterly	01/12/22(a)	01/12/27	USD	980	$ (1,355)	$ —	$ (1,355)
3-month LIBOR, 0.21%	Quarterly	1.41%	Semi-Annual	01/20/22(a)	01/20/27	USD	988	1,289	—	1,289
3-month LIBOR, 0.21%	Quarterly	1.43%	Semi-Annual	01/20/22(a)	01/20/27	USD	987	2,489	—	2,489
3-month LIBOR, 0.21%	Quarterly	1.45%	Semi-Annual	01/20/22(a)	01/20/27	USD	988	3,213	—	3,213
3-month LIBOR, 0.21%	Quarterly	1.34%	Semi-Annual	01/21/22(a)	01/21/27	USD	987	(2,123)	—	(2,123)
3-month LIBOR, 0.21%	Quarterly	1.54%	Semi-Annual	02/24/22(a)	02/24/27	USD	1,080	6,713	—	6,713
3-month LIBOR, 0.21%	Quarterly	1.56%	Semi-Annual	02/25/22(a)	02/25/27	USD	1,090	8,098	—	8,098
1.17%	Semi-Annual	3-month LIBOR, 0.21%	Quarterly	03/09/22(a)	03/09/27	USD	1,080	283	—	283
3-month LIBOR, 0.21%	Quarterly	1.37%	Semi-Annual	03/22/22(a)	03/22/27	USD	573	(1,745)	—	(1,745)
1.45%	Semi-Annual	3-month LIBOR, 0.21%	Quarterly	04/12/22(a)	04/12/27	USD	1,080	32	—	32
1.29%	Semi-Annual	3-month LIBOR, 0.21%	Quarterly	04/20/22(a)	04/20/27	USD	1,100	8,898	—	8,898
3-month LIBOR, 0.21%	Quarterly	1.54%	Semi-Annual	05/20/22(a)	05/20/27	USD	680	2,197	—	2,197
3-month LIBOR, 0.21%	Quarterly	1.63%	Semi-Annual	05/26/22(a)	05/26/27	USD	2,180	16,470	—	16,470
3-month LIBOR, 0.21%	Quarterly	1.63%	Semi-Annual	05/26/22(a)	05/26/27	USD	545	3,999	—	3,999
SOFR, 0.05%	At Termination	1.23%	At Termination	06/14/22(a)	06/14/27	USD	250	(96)	—	(96)
3-month LIBOR, 0.21%	Quarterly	0.65%	Semi-Annual	06/20/22(a)	06/20/27	USD	625	(25,545)	—	(25,545)
3-month LIBOR, 0.21%	Quarterly	0.68%	Semi-Annual	06/20/22(a)	06/20/27	USD	625	(24,712)	—	(24,712)
1.24%	Semi-Annual	3-month LIBOR, 0.21%	Quarterly	06/29/22(a)	06/29/27	USD	245	97	—	97
1.25%	Semi-Annual	3-month LIBOR, 0.21%	Quarterly	06/29/22(a)	06/29/27	USD	245	1	—	1
SOFR, 0.05%	At Termination	1.25%	At Termination	07/05/22(a)	07/05/27	USD	490	(99)	—	(99)
3-month LIBOR, 0.21%	Quarterly	1.35%	Semi-Annual	07/08/22(a)	07/08/27	USD	2,020	(15,406)	—	(15,406)
3-month LIBOR, 0.21%	Quarterly	1.19%	Semi-Annual	07/19/22(a)	07/19/27	USD	1,880	(29,495)	—	(29,495)
3-month LIBOR, 0.21%	Quarterly	1.58%	Semi-Annual	07/27/22(a)	07/27/27	USD	480	1,351	—	1,351
SOFR, 0.05%	At Termination	1.30%	At Termination	07/28/22(a)	07/28/27	USD	200	325	—	325
3-month LIBOR, 0.21%	Quarterly	1.49%	Semi-Annual	08/01/22(a)	08/01/27	USD	1,620	(2,361)	—	(2,361)
SOFR, 0.05%	At Termination	1.48%	At Termination	08/01/22(a)	08/01/27	USD	1,620	(3,126)	—	(3,126)
SOFR, 0.05%	At Termination	1.22%	At Termination	08/05/22(a)	08/05/27	USD	410	(964)	—	(964)
3-month LIBOR, 0.21%	Quarterly	1.22%	Semi-Annual	08/16/22(a)	08/16/27	USD	560	(8,318)	—	(8,318)
0.50%	Semi-Annual	3-month LIBOR, 0.21%	Quarterly	N/A	08/17/27	USD	800	37,724	—	37,724
0.84%	Semi-Annual	3-month LIBOR, 0.21%	Quarterly	N/A	11/15/27	USD	1,020	31,848	—	31,848
1.25%	Semi-Annual	3-month LIBOR, 0.21%	Quarterly	11/15/22(a)	11/15/27	USD	670	2,346	—	2,346
3-month LIBOR, 0.21%	Quarterly	1.68%	Semi-Annual	11/21/22(a)	11/21/27	USD	680	3,056	—	3,056
1.27%	Semi-Annual	3-month LIBOR, 0.21%	Quarterly	N/A	02/15/28	USD	1,720	7,520	—	7,520
3-month LIBOR, 0.21%	Quarterly	0.65%	Semi-Annual	07/12/23(a)	07/12/28	USD	820	(39,509)	—	(39,509)
1.36%	At Termination	SOFR, 0.05%	At Termination	03/31/22(a)	11/15/28	USD	3,670	(23,817)	(3,478)	(20,339)
SOFR, 0.05%	At Termination	1.20%	At Termination	03/31/22(a)	11/15/28	USD	490	(1,839)	—	(1,839)
0.65%	Semi-Annual	3-month LIBOR, 0.21%	Quarterly	N/A	06/02/30	USD	300	21,005	—	21,005
1.58%	Semi-Annual	3-month LIBOR, 0.21%	Quarterly	N/A	10/29/30	USD	1,180	(7,153)	—	(7,153)
1.05%	Semi-Annual	3-month LIBOR, 0.21%	Quarterly	N/A	01/11/31	USD	980	36,297	—	36,297
1.52%	At Termination	SOFR, 0.05%	At Termination	03/31/22(a)	08/15/31	USD	710	(11,422)	—	(11,422)
3-month LIBOR, 0.21%	Quarterly	1.25%	Semi-Annual	03/31/22(a)	08/15/31	USD	430	(3,283)	—	(3,283)
3-month LIBOR, 0.21%	Quarterly	1.46%	Semi-Annual	03/31/22(a)	08/15/31	USD	1,250	13,431	3,372	10,059
3-month LIBOR, 0.21%	Quarterly	1.51%	Semi-Annual	N/A	08/19/31	USD	90	85	—	85
(0.05)%	Annual	6-month EURIBOR, (0.55)%	Semi-Annual	N/A	09/01/31	EUR	130	4,443	—	4,443
1.43%	Semi-Annual	3-month LIBOR, 0.21%	Quarterly	N/A	09/21/31	USD	810	6,937	—	6,937
1.39%	Semi-Annual	3-month LIBOR, 0.21%	Quarterly	N/A	09/22/31	USD	810	9,871	—	9,871
1.52%	Semi-Annual	3-month LIBOR, 0.21%	Quarterly	N/A	09/24/31	USD	1,760	37	—	37
1.40%	At Termination	SOFR, 0.05%	At Termination	N/A	10/13/31	USD	150	(1,726)	—	(1,726)
1.78%	Semi-Annual	3-month LIBOR, 0.21%	Quarterly	N/A	10/18/31	USD	890	(20,091)	—	(20,091)

Schedule of Investments (unaudited)  (continued)
December 31, 2021
BATS: Series S Portfolio
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund
Rate	Frequency	Rate	Frequency	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
1.42%	At Termination	SOFR, 0.05%	At Termination	N/A	11/18/31	USD	370	$ (4,477)	$ —	$ (4,477)
1.45%	At Termination	SOFR, 0.05%	At Termination	N/A	11/19/31	USD	370	(5,450)	—	(5,450)
1.40%	At Termination	SOFR, 0.05%	At Termination	N/A	11/22/31	USD	270	(2,637)	—	(2,637)
1.43%	At Termination	SOFR, 0.05%	At Termination	N/A	11/22/31	USD	340	(4,304)	—	(4,304)
1.42%	At Termination	SOFR, 0.05%	At Termination	N/A	11/24/31	USD	270	(3,131)	—	(3,131)
1.44%	At Termination	SOFR, 0.05%	At Termination	N/A	11/24/31	USD	270	(3,671)	—	(3,671)
1.48%	At Termination	SOFR, 0.05%	At Termination	N/A	11/26/31	USD	600	(10,108)	—	(10,108)
SOFR, 0.05%	At Termination	1.32%	At Termination	N/A	11/30/31	USD	660	828	—	828
SOFR, 0.05%	At Termination	1.27%	At Termination	N/A	12/02/31	USD	275	(731)	—	(731)
SOFR, 0.05%	At Termination	1.28%	At Termination	N/A	12/02/31	USD	275	(692)	—	(692)
SOFR, 0.05%	At Termination	1.28%	At Termination	N/A	12/02/31	USD	275	(744)	—	(744)
SOFR, 0.05%	At Termination	1.30%	At Termination	N/A	12/02/31	USD	275	(142)	—	(142)
SOFR, 0.05%	At Termination	1.31%	At Termination	N/A	12/03/31	USD	360	211	—	211
SOFR, 0.05%	At Termination	1.26%	At Termination	N/A	12/06/31	USD	150	(627)	—	(627)
SOFR, 0.05%	At Termination	1.19%	At Termination	N/A	12/07/31	USD	182	(2,068)	—	(2,068)
SOFR, 0.05%	At Termination	1.24%	At Termination	N/A	12/07/31	USD	550	(3,523)	—	(3,523)
1.33%	At Termination	SOFR, 0.05%	At Termination	N/A	12/10/31	USD	270	(668)	—	(668)
SOFR, 0.05%	At Termination	1.31%	At Termination	N/A	12/13/31	USD	270	(27)	—	(27)
SOFR, 0.05%	At Termination	1.27%	At Termination	N/A	12/16/31	USD	250	(898)	—	(898)
SOFR, 0.05%	At Termination	1.28%	At Termination	N/A	12/17/31	USD	350	(839)	—	(839)
SOFR, 0.05%	At Termination	1.24%	At Termination	N/A	12/20/31	USD	125	(860)	—	(860)
SOFR, 0.05%	At Termination	1.25%	At Termination	N/A	12/20/31	USD	125	(764)	—	(764)
SOFR, 0.05%	At Termination	1.20%	At Termination	N/A	12/21/31	USD	220	(2,421)	—	(2,421)
SOFR, 0.05%	At Termination	1.21%	At Termination	N/A	12/21/31	USD	250	(2,465)	—	(2,465)
SOFR, 0.05%	At Termination	1.18%	At Termination	N/A	12/22/31	USD	160	(1,979)	—	(1,979)
SOFR, 0.05%	At Termination	1.19%	At Termination	N/A	12/22/31	USD	125	(1,433)	—	(1,433)
1.30%	At Termination	SOFR, 0.05%	At Termination	N/A	12/24/31	USD	510	623	—	623
1.31%	At Termination	SOFR, 0.05%	At Termination	N/A	12/28/31	USD	250	29	—	29
1.36%	At Termination	SOFR, 0.05%	At Termination	N/A	12/31/31	USD	123	(480)	—	(480)

Schedule of Investments (unaudited)  (continued)
December 31, 2021
BATS: Series S Portfolio
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund			Received by the Fund
Rate	Frequency	Rate	Frequency	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
1.37%	At Termination	SOFR, 0.05%	At Termination	N/A	12/31/31	USD	121	$ (582)	$ —	$ (582)
1.35%	At Termination	SOFR, 0.05%	At Termination	N/A	01/03/32	USD	123	(408)	—	(408)
1.31%	At Termination	SOFR, 0.05%	At Termination	N/A	01/04/32	USD	123	93	—	93
1.31%	At Termination	SOFR, 0.05%	At Termination	01/26/22(a)	01/26/32	USD	319	572	—	572
3-month LIBOR, 0.21%	Quarterly	1.78%	Semi-Annual	01/26/22(a)	01/26/32	USD	440	7,749	—	7,749
1.59%	Semi-Annual	3-month LIBOR, 0.21%	Quarterly	02/22/22(a)	02/22/32	USD	200	128	—	128
1.62%	Semi-Annual	3-month LIBOR, 0.21%	Quarterly	02/22/22(a)	02/22/32	USD	100	(190)	—	(190)
3-month LIBOR, 0.21%	Quarterly	1.83%	Semi-Annual	04/29/22(a)	04/29/32	USD	200	3,705	—	3,705
0.44%	Annual	6-month EURIBOR, (0.55)%	Semi-Annual	05/16/23(a)	05/16/33	EUR	540	2,161	—	2,161
3-month LIBOR, 0.21%	Quarterly	1.67%	Semi-Annual	08/06/24(a)	08/06/34	USD	750	(9,169)	—	(9,169)
0.97%	Semi-Annual	3-month LIBOR, 0.21%	Quarterly	N/A	08/17/40	USD	140	17,196	—	17,196
1.25%	Semi-Annual	3-month LIBOR, 0.21%	Quarterly	N/A	11/05/40	USD	50	4,003	—	4,003
1.47%	At Termination	SOFR, 0.05%	At Termination	03/31/22(a)	05/15/47	USD	170	896	—	896
1.64%	At Termination	SOFR, 0.05%	At Termination	03/31/22(a)	05/15/47	USD	1,310	(39,554)	(8,828)	(30,726)
SOFR, 0.05%	At Termination	1.36%	At Termination	03/31/22(a)	05/15/47	USD	520	(14,923)	—	(14,923)
3-month LIBOR, 0.21%	Quarterly	1.02%	Semi-Annual	N/A	08/17/50	USD	100	(16,250)	—	(16,250)
3-month LIBOR, 0.21%	Quarterly	1.87%	Semi-Annual	N/A	02/19/51	USD	80	3,193	—	3,193
3-month LIBOR, 0.21%	Quarterly	1.91%	Semi-Annual	N/A	02/22/51	USD	40	1,929	—	1,929
3-month LIBOR, 0.21%	Quarterly	2.00%	Semi-Annual	N/A	04/22/51	USD	60	4,144	—	4,144
3-month LIBOR, 0.21%	Quarterly	1.90%	Semi-Annual	N/A	06/11/51	USD	170	7,307	—	7,307
SOFR, 0.05%	At Termination	1.39%	At Termination	N/A	12/15/51	USD	100	(1,685)	—	(1,685)
1.09%	Semi-Annual	3-month LIBOR, 0.21%	Quarterly	06/20/22(a)	06/20/52	USD	115	18,265	—	18,265
1.14%	Semi-Annual	3-month LIBOR, 0.21%	Quarterly	06/20/22(a)	06/20/52	USD	115	16,990	—	16,990
0.88.%	Semi-Annual	3-month LIBOR, 0.21%	Quarterly	07/12/23(a)	07/12/53	USD	150	31,739	—	31,739
								$ 252,800	$ (9,430)	$ 262,230
(a)	Forward Swap.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

Schedule of Investments (unaudited)  (continued)
December 31, 2021
BATS: Series S Portfolio
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$ —	$ 76,520,893	$ —	$ 76,520,893
Corporate Bonds	—	97,789,247	—	97,789,247
Foreign Agency Obligations	—	4,402,063	—	4,402,063
Foreign Government Obligations	—	4,844,700	—	4,844,700
Non-Agency Mortgage-Backed Securities	—	78,205,843	—	78,205,843
U.S. Government Sponsored Agency Securities	—	53,970,031	—	53,970,031
U.S. Treasury Obligations	—	25,139,553	—	25,139,553
Short-Term Securities
Commercial Paper	—	6,991,128	—	6,991,128
Money Market Funds	3,268,717	—	—	3,268,717
Options Purchased
Interest Rate Contracts	8,938	1,755,295	—	1,764,233
	$ 3,277,655	$ 349,618,753	$ —	$ 352,896,408
Derivative Financial Instruments(a)
Assets
Interest Rate Contracts	$ 23,863	$ 877,413	$ —	$ 901,276
Liabilities
Credit Contracts	—	(6,037)	—	(6,037)
Foreign Currency Exchange Contracts	—	(3,237)	—	(3,237)
Interest Rate Contracts	(394,277)	(3,467,045)	—	(3,861,322)
	$ (370,414)	$ (2,598,906)	$ —	$ (2,969,320)
(a)	Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
Currency Abbreviation
CAD	Canadian Dollar
EUR	Euro
USD	United States Dollar
Portfolio Abbreviation
CLO	Collateralized Loan Obligation
DAC	Designated Activity Co.
EURIBOR	Euro Interbank Offered Rate
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
SOFR	Secured Overnight Financing Rate